IDS High Yield Tax-Exempt Fund

1995 annual report
(prospectus enclosed)

(Icon of) Shield with basket of apples enclosed

The goal of IDS High Yield Tax-Exempt Fund, Inc. is to provide high yield generally exempt from federal income taxes.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Distributed by American Express Financial Advisors Inc.

(Icon of) Shield with basket of apples enclosed

More yield, less taxes

Most of the time, making money means paying taxes. But investors still can enjoy income that generally is free from federal taxes by taking advantage of tax-exempt bonds. High Yield Tax-Exempt Fund, the largest national municipal bond fund, strives to provide the maximum amount of tax-free income by focusing on municipal bonds that pay above-average interest. However, certain income may be subject to state or local or the alternative minimum tax. To reduce the investment risk, the Fund holds a large, widely diversified portfolio of bonds providing protection to shareholders seeking to avoid the impact of default by an individual bond. The result may be a superior after-tax return for investors in higher tax brackets.

PAGE 3
Contents

(Icon of) One open book inside of another.

The purpose of this annual report is to tell investors how the Fund performed.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

1995 annual report

From the president                                  4
From the portfolio manager                          4
Ten largest holdings                                6
Making the most of your Fund                        7
Long-term performance                               8
Independent auditors' report                        9
Financial statements                               10
Notes to financial statements                      13
Investments in securities                          20
IDS mutual funds                                   46
Federal income tax information                     49

1995 prospectus

The Fund in brief                                  3p
Goal                                               3p
Types of Fund investments and their risks          3p
Proposed conversion to master/feeder structure     3p
Manager and distributor                            3p
Portfolio manager                                  3p
Alternative purchase arrangements                  3p

Sales charge and Fund expenses                     4p

Performance                                        6p
Financial highlights                               6p
Total returns                                      8p
Yield                                             10p

Investment policies and risks                     11p
Facts about investments and their risks           11p
Valuing Fund shares                               17p

How to purchase, exchange or redeem shares        18p
Alternative purchase arrangements                 18p
How to purchase shares                            21p
How to exchange shares                            23p
How to redeem shares                              23p
Reductions and waivers of the sales charge        28p

Special shareholder services                      33p
Services                                          33p
Quick telephone reference                         33p

Distributions and taxes                           34p
Dividend and capital gain distributions           34p
Reinvestments                                     35p
Taxes                                             35p
How to determine the correct TIN                  38p

How the Fund is organized                         39p
Shares                                            39p
Voting rights                                     40p
Shareholder meetings                              40p
Special considerations regarding
  master/feeder structure                         41p
Board members and officers                        44p
Investment manager and transfer agent             46p
Distributor                                       47p

About American Express Financial Corporation      49p
General information                               49p

Appendices                                        50p
Description of bond ratings                       50p
Tax-exempt vs. taxable income                     52p
Descriptions of derivative instruments            54p

PAGE 4
To our shareholders

(Photo of) William R. Pearce, President of the Fund
(Photo of) Kurt Larson, Portfolio manager

From the president

If you're an experienced investor, you know that 1995 was an unusually strong year for the U.S. financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines - whether they're brief or long-lasting, moderate or substantial - are always a possibility.

That fact reinforces the need for investors to review periodically their long-term goals and assess whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

William R. Pearce

From the portfolio manager

What a difference a year can make.

In 1994, the bond market suffered through one of its worst years ever, as rising interest rates drove down prices almost continually. In 1995, the interest-rate trend reversed direction and sent bond prices soaring. IDS High Yield Tax-Exempt Fund's performance reflected the market's recent comeback, as it generated a total return of nearly 19% (Class A shares) during its fiscal year - December 1994 through November 1995.

The market's turnaround coincided almost exactly with the beginning of the Fund's fiscal year. In mid-December, with their fears of higher inflation abating somewhat, investors began moving cautiously back into bonds. The increased buying began driving down long-term interest rates and, in the process, pushing up bond prices and the net asset value of the Fund.

An extended advance

In a matter of just a few weeks, bond investors' increasing confidence turned a market upturn into a roaring rally that, except for a comparatively brief summer slump, lasted through November.

PAGE 5
In the process, long-term interest rates on municipal bonds fell nearly one and a half percentage points, settling at 5.8% at period-end.

The only thing to mar the otherwise excellent investment environment was talk coming out of Washington regarding tax reform - specifically, proposals for a flat federal income tax. Because a flat tax would negate municipal bonds' tax-free-income advantage, municipals came under some selling pressure at times, especially during summer. Our view is that major tax reform, if it ever became a reality, would not be enacted until 1997, at the earliest.

Successful strategies

Beyond the inherent benefit of falling long-term interest rates, the Fund's performance also enjoyed a boost from our decision to lengthen the average maturity of the bonds in the portfolio. This strategy centered on our belief that interest rates would decline in 1995. Because a bond's price sensitivity to interest-rate changes increases with its maturity (for example, a 30-year bond is more price sensitive than a 10-year bond), we were rewarded even more by the overall decline in rates.

Another strategy that paid off was to maintain some exposure to lower-rated bonds, whose prices rose faster than higher-quality issues. Lastly, we kept a low level of cash reserves, which offered a meager return compared with what we were able to realize from our municipal bond holdings.

Looking to the current fiscal year, the environment appears little changed from several months ago. At this writing, the economy is still moving forward and inflation remains low. The only notable difference is that long-term interest rates have come down substantially since the start of 1995, resulting in uncommonly strong bond-price appreciation (reflected in the Fund's higher net asset value). While rates could continue to move down in 1996, we expect any decline to be less dramatic. Ultimately, that is likely to mean that the dividend will account for most of the Fund's return in the months ahead. In the meantime, we will continue to manage the portfolio with a focus on maintaining an above-average yield.

Kurt Larson

Class A

12-month performance
(All figures per share)

Net assest value (NAV)

Nov. 30, 1995            $ 4.66
Nov. 30, 1994            $ 4.18
Increase                 $ 0.48

Distributions
Dec. 1, 1994-Nov. 30, 1995

From income              $ 0.28
From capital gains       $   --
Total distributions      $ 0.28

Total return**           +18.6%***

Class B

March 20, 1995-Nov. 30, 1995
(All figures per share)

Net asset value (NAV)

Nov. 30, 1995            $ 4.66
March 20, 1995*          $ 4.46
Increase                 $ 0.20

Distributions
March 20, 1995*-Nov. 30, 1995

From income              $ 0.19
From capital gains       $   --
Total distributions      $ 0.19

Total return**           + 8.9%***

Class Y

March 20, 1995-Nov. 30, 1995
(All figures per share)

Net asset value (NAV)

Nov. 30, 1995            $ 4.66
March 20, 1995*          $ 4.46
Increase                 $ 0.20

Distributions
March 20, 1995*-Nov. 30, 1995

From income              $ 0.22
From capital gains       $   --
Total distributions      $ 0.22

Total return**           + 9.5%***

  *Inception date.

 **The prospectus discusses the effect of sales charges, if any, on the various classes.

***The total return is a hypothetical investment in the Fund with all distributions reinvested.
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PAGE 6

IDS High Yield Tax-Exempt Fund, Inc.

Your Fund's ten largest holdings

The ten holdings here make up 7.31% of the Fund's net assets
_____________________________________________________________________________________

                                                    Percent                    Value
                                       (of Fund's net assets   (as of Nov. 30, 1995)
_____________________________________________________________________________________
New York City Municipal Water Financial Authority
Water & Sewer System Revenue Bonds Series A
6.25% 2021                                             .89%              $56,799,255

New Hampsire Industrial Development Authority
Pollution Control Revenue Bonds State Public Service
Series 1991B
7.50% 2021                                             .85                54,650,813

Eastern North Carolina Municipal Power Agency
Power System Refunding Revenue Bonds Series 1991A
5.75% 2019                                             .83                52,958,400

Northern California Power Agency Geothermal #3
Revenue Bonds
5.00% 2009                                             .75                47,738,447

Broward County Florida Resource Recovery Revenue Bonds
L.P. South Project
7.95% 2008                                             .74                47,589,700

Utah Intermountain Power Agency Power Supply Refunding
Revenue Bonds Series 1996C
5.70% 2017                                             .69                44,334,800

Monroe County Michigan Pollution Control Revenue Bonds
Detroit Edison
7.75% 2019                                             .69                44,267,755

Puerto Rico Electric Power Agency Revenue Bonds
Series N
6.00% 2010                                             .63                40,640,800

Texas Alliance Airport Authority Special Facility
Revenue Bonds American Airlines Series 1990
7.50% 2029                                             .62                39,965,266

Dormitory Authority New York City University System
Consolidated 2nd General Resource Revenue Bonds
Series 1990C
6.00% 2016                                             .62                39,556,559

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PAGE 7
Making the most of your Fund

Average annual total return
(as of Nov. 30, 1995)

Class A

1 year               5 years                10 years

+12.71%              +7.03%                 +8.30%

Total returns for Class A, Class B and Class Y for the period from March 20, 1995 to Nov. 30, 1995 were +3.78%, +3.87% and +9.45%, respectively. March 20, 1995 was the inception date for Class B and Class Y. Total return for Class A is shown for comparative purposes. The performance of Class B and Class Y will vary from the performance of Class A based on differences in sales charges and fees.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Figures for Class A and Class B reflect the effect of the maximum 5% sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Build your assets systematically

One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

This does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

Month       Amount       Per-share      Number of shares purchased
            invested     market price
Jan         $100         $20            5.00
Feb          100          18            5.56
Mar          100          17            5.88
Apr          100          15            6.67
May          100          16            6.25
June         100          18            5.56
July         100          17            5.88
Aug          100          19            5.26
Sept         100          21            4.76
Oct          100          20            5.00

(footnotes to table) By investing an equal number of dollars each month...

(arrow in table pointing to April) you automatically buy more shares when the per share market price is low.

(arrow in table pointing to September) and fewer shares when the per share market price is high.

You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.
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PAGE 8
Your Fund's long-term performance

Three ways to benefit from a mutual Fund:

o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's interest and short-term gains exceed its expenses.

All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another Fund.

Class A*

How your $10,000 has grown in IDS High Yield Tax-Exempt Fund

Average annual total return
(as of Nov. 30, 1995)

1 year    5 years    10 years
+12.71%   +7.03%     +8.30%

                                                          $22,197
                                                       High Yield
$20,000                                           Tax-Exempt Fund


                                  Lehman Muni Index




$9,500

'85   '86   '87   '88   '89    '90    '91   '92   '93    '94   '95

* The graph above is for Class A only. Class B and Class Y are not shown. Total returns for class A, Class B and Class Y for the period from March 20, 1995 to Nov. 30, 1995 were +3.78%, +3.87% and
+9.45%, respectively. March 20, 1995 was the inception date for Class B and Class Y. Total return for Class A is shown for comparative purposes. The performance of Class B and Class Y will vary from the performance of Class A based on differences in sales charges and fees.

Assumes: Holding period from 11/30/85 to 11/30/95. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $11,828. Also see "Performance" in the Fund's current prospectus.

Lehman Brothers Municipal Bond Index is made up of a representative list of general obligation, revenue, insured and prefunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. However, the securities used to create the index may not be representative of the bonds held in High Yield Tax-Exempt Fund.

On the graph above you can see how the Fund's total return compared to a widely cited performance measure, the Lehman Brothers Municipal Bond Index. In comparing High Yield Tax-Exempt Fund with this index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index. If you were actually to buy either individual bonds or bond mutual funds, any sales charge that you pay would reduce your total return as well.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.
This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Independent auditors' report
___________________________________________________________________

The board of directors and shareholders
IDS High Yield Tax-Exempt Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of IDS High Yield Tax-Exempt Fund, Inc. as of November 30, 1995, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended November 30, 1995, and the financial highlights for each of the years in the four-year period ended November 30, 1995, the eleven months ended November 30, 1991, and for each of the years in the five-year period ended December 31, 1990. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS High Yield Tax-Exempt Fund, Inc. at November 30, 1995, and the results of its operations for the year then ended and the changes in its net assets for each of the years in the two-year period ended November 30, 1995 and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



KPMG Peat Marwick LLP
Minneapolis, Minnesota
January 5, 1996

PAGE 10

                          Financial statements

                          Statement of assets and liabilities
                          IDS High Yield Tax-Exempt Fund, Inc.
                          Nov. 30, 1995

_____________________________________________________________________________________________________________
                          Assets
_____________________________________________________________________________________________________________
Investments in securities, at value (Note 1)
   (identified cost $5,819,390,076)                                                            $6,368,385,523
Accrued interest receivable                                                                       133,225,662
Receivable for investment securities sold                                                           8,075,387
_____________________________________________________________________________________________________________

Total assets                                                                                    6,509,686,572
_____________________________________________________________________________________________________________
                          Liabilities
_____________________________________________________________________________________________________________

Disbursements in excess of cash on demand deposit                                                   8,039,134
Dividends payable to shareholders                                                                   3,129,604
Payable for investment securities purchased                                                        85,670,999
Accrued investment management services fee                                                            152,575
Accrued distribution fee                                                                                2,892
Accrued service fee                                                                                    60,851
Accrued transfer agency fee                                                                             8,882
Accrued administrative services fee                                                                    10,269
Other accrued expenses                                                                                414,061
_____________________________________________________________________________________________________________

Total liabilities                                                                                  97,489,267
_____________________________________________________________________________________________________________

Net assets applicable to outstanding capital stock                                             $6,412,197,305
_____________________________________________________________________________________________________________
                          Represented by
_____________________________________________________________________________________________________________

Capital stock -- authorized 10,000,000,000 shares of $.01 par value                            $   13,770,553
Additional paid-in capital                                                                      5,919,751,620
Undistibuted net investment income                                                                      6,694
Accumulated net realized loss (Notes 1 and 5)                                                     (86,902,133)
Unrealized appreciation (Note 4)                                                                  565,570,571
_____________________________________________________________________________________________________________

Total -- representing net assets applicable to outstanding capital stock                       $6,412,197,305
_____________________________________________________________________________________________________________

Net assets applicable to outstanding shares: Class A                                           $6,315,912,069
                                             Class B                                           $   71,409,025
                                             Class Y                                           $   24,876,211
Net asset value per share of outstanding capital stock: Class A shares     1,356,375,237       $         4.66
                                                        Class B shares        15,336,396       $         4.66
                                                        Class Y shares         5,343,662       $         4.66
_____________________________________________________________________________________________________________

See accompanying notes to financial statements.

PAGE 11
                          Financial statements

                          Statement of operations
                          IDS High Yield Tax-Exempt Fund, Inc.
                          Year ended Nov. 30, 1995

_____________________________________________________________________________________________________________
                          Investment income
_____________________________________________________________________________________________________________

Income:
Interest                                                                                       $  426,651,811
_____________________________________________________________________________________________________________

Expenses (Note 2):
Investment management services fee                                                                 27,955,627
Distribution fee
  Class A                                                                                             340,583
  Class B                                                                                             190,821
Transfer agency fee                                                                                 2,894,330
Incrementel transfer agency fee - Class B                                                               1,445
Service fee
  Class A                                                                                           7,545,233
  Class B                                                                                              44,512
Administrative services fee                                                                         1,291,773
Compensation of directors                                                                             154,268
Compensation of officers                                                                               55,001
Custodian fees                                                                                        251,981
Postage                                                                                               416,409
Registration fees                                                                                     100,498
Reports to shareholders                                                                               239,742
Audit fees                                                                                             41,250
Administrative                                                                                         44,577
Other                                                                                                  68,769
_____________________________________________________________________________________________________________
Total expenses                                                                                     41,636,819
_____________________________________________________________________________________________________________
   Earning credits on cash balances (Note 2)                                                          (85,528)
_____________________________________________________________________________________________________________
Total net expenses                                                                                 41,551,291
_____________________________________________________________________________________________________________

Investment income -- net                                                                          385,100,520
_____________________________________________________________________________________________________________
                          Realized and unrealized gain -- net
_____________________________________________________________________________________________________________
Net realized gain on security transactions (Note 3)                                                 9,976,656
Net realized gain on financial futures contracts                                                    1,876,411
_____________________________________________________________________________________________________________
Net realized gain on investments                                                                   11,853,067
Net change in unrealized appreciation or depreciation                                             641,790,089
_____________________________________________________________________________________________________________
Net gain on investments                                                                           653,643,156
_____________________________________________________________________________________________________________
Net increase in net assets resulting from operations                                           $1,038,743,676
_____________________________________________________________________________________________________________

See accompanying notes to financial statements.

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PAGE 12

                          Financial statements

                          Statements of changes in net assets
                          IDS High Yield Tax-Exempt Fund, Inc.
                          Year ended Nov. 30,

_____________________________________________________________________________________________________________
                          Operations and distributions                                1995               1994
_____________________________________________________________________________________________________________
Investment income -- net                                                     $  385,100,520    $  416,298,236
Net realized gain (loss) on investments                                          11,853,067       (76,837,611)
Net change in unrealized appreciation or depreciation                           641,790,089      (714,013,228)
_____________________________________________________________________________________________________________

Net increase (decrease) in net assets resulting from operations               1,038,743,676      (374,552,603)
_____________________________________________________________________________________________________________

Distributions to shareholders from:
   Net investment income
     Class A                                                                   (383,035,556)     (416,298,458)
     Class B                                                                     (1,365,603)               --
     Class Y                                                                       (697,056)               --
   Net realized gain
      Class A                                                                            --       (30,681,908)
_____________________________________________________________________________________________________________

Total distributions                                                            (385,098,215)     (446,980,366)
_____________________________________________________________________________________________________________
                          Capital share transactions (Note 6)
_____________________________________________________________________________________________________________

Proceeds from sales
   Class A shares (Note 2)                                                      911,837,002     1,010,567,033
   Class B shares                                                                71,192,048                --
   Class Y shares                                                               125,163,992                --
Reinvestment of distributions at net asset value
   Class A shares                                                               263,493,454       316,177,064
   Class B shares                                                                 1,122,982                --
   Class Y shares                                                                       450                --
Payments for redemptions
   Class A shares                                                            (1,278,436,169)   (1,469,116,761)
   Class B shares (Note 2)                                                       (2,940,998)               --
   Class Y shares                                                              (101,934,182)               --
_____________________________________________________________________________________________________________

Decrease in net assets from capital share transactions                          (10,501,421)     (142,372,664)
_____________________________________________________________________________________________________________

Total increase (decrease) in net assets                                         643,144,040      (963,905,633)

Net assets at beginning of year                                               5,769,053,265     6,732,958,898
_____________________________________________________________________________________________________________

Net assets at end of year
  (including undistributed net investment income of
  $6,694 and $0)                                                             $6,412,197,305    $5,769,053,265
_____________________________________________________________________________________________________________

See accompanying notes to financial statements.

PAGE 13
Notes to financial statements

IDS High Yield Tax-Exempt Fund, Inc.
___________________________________________________________________
1. Summary of significant accounting policies

The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares, which the Fund began offering on March 20, 1995, may be subject to a contingent deferred sales charge. Class B shares automatically convert to Class A after eight years. Class Y shares, which the Fund also began offering on March 20, 1995, have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Significant accounting policies followed by the Fund are summarized below:

Valuation of securities

All securities are valued at the close of each business day. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board of directors. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Fund may buy and sell put and call options and write covered call options on the portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

PAGE 14
Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell interest rate futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Securities purchased on a when-issued basis

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid high-grade short-term debt securities at least equal to the amount of its commitment. As of Nov. 30, 1995, the Fund had entered into outstanding when-issued or forward commitments of $63,207,971.

Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.
PAGE 15
On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $4,389 and accumulated net realized loss has been increased by $4,389.

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

___________________________________________________________________
2. Expenses and sales charges

Under terms of a prior agreement that ended March 19, 1995, the Fund paid AEFC a fee for managing its investments, recordkeeping and other specified services. The fee was a percentage of the Fund's average daily net assets consisting of a group asset charge in reducing percentages from 0.46% to 0.32% annually on the combined net assets of all non-money market funds in the IDS MUTUAL FUND GROUP and an individual annual asset charge of 0.11% of average daily net assets.

Also under terms of the prior agreement, the Fund paid AEFC a distribution fee at an annual rate of $6 per shareholder account and a transfer agency fee at an annual rate of $15.50 per shareholder account.

Effective March 20, 1995, when the Fund began offering multiple classes of shares, the Fund entered into agreements with AEFC for managing its portfolio, providing administrative services and serving as transfer agent as follows: Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.49% to 0.36% annually.

Under an Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

o Class A $15.50
o Class B $16.50
o Class Y $15.50

PAGE 16
Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services as follows: Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

AEFC will assume and pay any expenses (except taxes and brokerage commissions) that exceed the most restrictive applicable state expense limitation.

Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $10,966,401 for Class A and $16,882 for Class B for the year ended Nov. 30, 1995. During the year ended Nov. 30, 1995, the Fund's custodian and transfer agency fees were reduced by $85,528 as a result of earnings credits from overnight cash balances.

The Fund has a retirement plan for its independent directors. Upon retirement, directors receive monthly payments equal to one-half of the retainer fee for as many months as they served as directors up to 120 months. There are no death benefits. The plan is not funded, but the Fund recognizes the cost of payments during the time the directors serve on the board. The retirement plan expense amounted to $74,909 for the year ended Nov. 30, 1995.

___________________________________________________________________
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $849,400,189 and $837,487,421, respectively, for the year ended Nov. 30, 1995. Realized gains and losses are determined on an identified cost basis.

___________________________________________________________________
4. Interest rate futures contracts

At Nov. 30, 1995, investments in securities included securities valued at $35,302,175 that were pledged as collateral to cover initial margin deposits on 3,051 open purchase contracts. The market value of the open contracts at Nov. 30, 1995 was $365,410,406 with a net unrealized gain of $16,575,124. The Fund maintains, in a segregated account with its custodian, securities with at least a market value equal to the value of these open long futures contracts.

PAGE 17
___________________________________________________________________
5. Capital loss carryover

For federal income tax purposes, the Fund has a capital loss carryover of $37,326,194 at Nov. 30, 1995 that will expire in 2002 if not offset by subsequent capital gains. It is unlikely the board of directors will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or expires.

___________________________________________________________________
6. Capital share transactions

Transactions in shares of capital stock for the years indicated are as follows:

_______________________________________________________________________________________
                                 Year ended Nov. 30, 1995                    Year ended
                                                                               11/30/94
                                 Class A      Class B*         Class Y*         Class A
_______________________________________________________________________________________
Sold                       205,021,043      15,737,180      27,954,933     222,781,222
Issued for reinvested       58,903,368         246,893             100      70,023,194
   distributions
Redeemed                  (288,309,966)       (647,677)    (22,611,371)   (327,007,352)
_______________________________________________________________________________________
Net increase (decrease)    (24,385,555)     15,336,396       5,343,662     (34,202,936)
_______________________________________________________________________________________
*Inception date was March 20, 1995.

7. Financial highlights

"Financial highlights" showing per share data and selected information is presented on pages 6 and 7 of the prospectus.

PAGE 18

                          Investments in securities

                          IDS High Yield Tax-Exempt Fund, Inc.                                (Percentages represent value of
                          Nov. 30, 1995                                                   investments compared to net assets)
_____________________________________________________________________________________________________________________________
Municipal bonds (97.5%)
_____________________________________________________________________________________________________________________________
Name of issuer and title of issue (b,c,j)                                   Coupon   Maturity    Principal           Value(a)
                                                                              rate                  amount
_____________________________________________________________________________________________________________________________
Alabama (1.0%)
Baldwin County Eastern Shore Health Care Authority Hospital Revenue Bonds
  Thomas Hospital Series 1991                                                8.50 %    2016    $ 4,765,000     $    5,246,932
Camden Industrial Development Board Solid Waste Disposal Revenue Bonds
  MacMillan Bloedel Series 1991A A.M.T.                                      7.75      2019      8,500,000          9,100,355
Columbia Industrial Development Board Pollution Control Revenue Bonds
  Alabama Power Farley Plant Series E                                        9.25      2015     11,500,000         11,731,725
Courtland Industrial Development Board Pollution Control Refunding Bonds
  Champion International                                                     6.15      2019     17,000,000         17,209,610
Marengo County Limited Obligation Capital Outlay Warrants Series 1988        8.50      2018      3,000,000          3,415,980
Mobile Industrial Development Board Solid Waste Refunding Revenue Bonds
  Mobile Energy Services                                                     6.95      2020     11,250,000         11,826,337
Mobile Medical Clinic Board Psychiatric Revenue Bonds Charter Medical       11.50      2008      2,740,000          2,788,279
                                                                                                               ______________
Total                                                                                                              61,319,218
_____________________________________________________________________________________________________________________________
Alaska (0.6%)
Anchorage Municipality Senior Lien Electric Revenue Bonds Series 1986
  (AMBAC Insured)                                                            6.00      2019     10,150,000         10,179,740
North Slope Borough General Obligation Bonds Series 1984B
  Zero Coupon (CGIC Insured)                                                 7.051     2004      7,000,000 (f)      4,600,680
North Slope Borough General Obligation Bonds Series 1984B
  Zero Coupon (CGIC Insured)                                                 7.151     2005      7,000,000 (f)      4,336,290
State Finance Housing Authority Series 1995A (MBIA Insured)                  5.875     2030     18,500,000         18,539,405
                                                                                                               ______________
Total                                                                                                              37,656,115
_____________________________________________________________________________________________________________________________
Arizona (0.4%)
Chandler Industrial Development Authority Beverly Enterprises
  Series 1994                                                                7.625     2008      2,900,000          3,011,505
Maricopa County Hospital System Revenue Bonds Samaritan Health Services
  Series 1981                                                               12.00      2008      4,715,000          5,370,811
Maricopa County Industrial Development Authority Hospital System
  Refunding Revenue Bonds Samaritan Health Services Series 1985A             9.25      2015      7,000,000          7,141,050
Maricopa County Pollution Control Refunding Revenue Bonds
  Palo Verde Public Service                                                  6.375     2023      3,500,000          3,421,740
Phoenix Civic Improvement Waste Water System
  Lease Refunding Revenue Bonds                                              5.00      2018      5,000,000          4,765,650
Scottsdale Industrial Development Authority Beverly Enterprises
  Series 1994                                                                7.625     2008      3,170,000          3,291,887
                                                                                                               ______________
Total                                                                                                              27,002,643
_____________________________________________________________________________________________________________________________
Arkansas (0.2%)
Pope County Pollution Control Revenue Bonds Arkansas Power & Light
  Series 1985                                                               11.00      2015      7,380,000          7,533,283
Pope County Solid Waste Disposal Revenue Bonds Arkansas Power & Light
  Series 1991 A.M.T.                                                         8.00      2021      3,250,000          3,544,775
                                                                                                               ______________
Total                                                                                                              11,078,058
_____________________________________________________________________________________________________________________________
California (7.3%)
Burbank Redevelopment Agency Tax Allocation Bonds
  Golden State Series 1993A                                                  6.00     2013-23    9,500,000          9,389,020
Community Development Authority Health Facilities Unihealth America
  Certificate of Participation Series 1993 Inverse Floater (AMBAC Insured)   7.215     2011     22,400,000 (d)     23,436,000
East Bay Municipal Utility District Water Revenue Bonds
  Series 1993 Inverse Floater (MBIA Insured)                                 6.67      2008     15,500,000 (d)     15,713,125
Eden Township Hospital District Insured Health Facilities
  Refunding Revenue Bonds Certificate of Participation
Eden Hospital Health Services Series 1993                                    5.85      2018      3,750,000          3,671,625
Foothill Eastern Transportation Corridor Agency Toll Road Revenue Bonds
   Series 1995A                                                              5.00      2035     41,070,000         34,474,569
Foothill Eastern Transportation Corridor Agency Toll Road Revenue Bonds
   Series 1995A                                                              6.00      2034     32,250,000         31,585,972
Fresno Health Facility Refunding Revenue Bonds
  Holy Cross Health System (MBIA Insured)                                    5.625     2013      3,000,000          3,066,750
PAGE 19
Los Angeles County Certificate of Participation Inverse Floater              6.708     2015     20,000,000 (d)     19,366,600
Los Angeles County Metropolitan Transportation Authority Proposition C
   Sales Tax Revenue Bonds (AMBAC Insured)                                   5.00      2025     17,750,000         16,656,423
Los Angeles International Airport Regional Airports Improvement
  Corporation Refunding Revenue Bonds United Airlines Series 1984            8.80      2021     11,650,000         13,115,687
Los Angeles International Airport Regulatory Airports Improvement
  Sublease Revenue Bonds Western Airlines Issue 1985                        11.25      2025     10,000,000         10,309,900
Los Angeles Water & Power Electric Plant Refunding Revenue Bonds
  Series 1992                                                                6.375     2020     10,000,000         10,589,300
Modesto Santa Clara Redding Public Power Bonds San Juan Series C
  (AMBAC Insured)                                                            5.50      2021      4,500,000          4,373,460
Northern California Power Agency Geothermal #3 Revenue Bonds                 5.00      2009     49,635,000         47,738,447
Novato Community Facility District #1 Vintage Oaks Public
  Improvement Special Tax Refunding Bonds                                    7.25      2021      5,000,000          5,259,950
Oceanside Certificate of Participation Refunding Bonds
  Oceanside Civic Center (MBIA Insured)                                      5.25      2019      7,000,000          6,796,370
Orange County Special Tax Community Facilities Bonds
  Aliso Veijo District 88-1 Series 1992A                                     7.35      2018      6,000,000          7,119,180
Pleasanton Joint Powers Financing Authority Reassessment
  Revenue Bonds Series 1993A                                                 6.15      2012      4,865,000          4,975,435
Regional Airports Improvement Facilities Sublease Revenue Bonds
  Continental Airlines Los Angeles International Airport
  Series 1988 A.M.T.                                                         9.00     2008-17   12,600,000         13,656,772
Sacramento Cogeneration Authority Revenue Bonds
  Proctor & Gamble Series 1995                                               6.50     2014-21   11,800,000         12,252,910
Sacramento Municipal Utility District Electric Refunding Revenue Bonds
  Series R                                                                   6.00     2015-17   20,385,000         20,390,552
Sacramento Municipal Utility District Electric Refunding Revenue Bonds
  Series 1993D Inverse Floater (FSA Insured)                                 6.47      2005     15,800,000 (d)     17,202,250
Sacramento Municipal Utility District Electric Refunding Revenue Bonds
  Series 1993D Inverse Floater (FSA Insured)                                 6.67      2006     16,400,000 (d)     17,712,000
Sacramento Municipal Utility District Electric Refunding Revenue Bonds
  Series 1993D Inverse Floater (MBIA Insured)                                7.12      2015     15,000,000 (d)     14,943,750
San Joaquin Hills Orange County Transportation Corridor Agency
  Senior Lien Toll Road Revenue Bonds                                        6.75      2032     14,785,000         15,352,744
San Jose Redevelopment Agency Merged Area Tax Allocation Bonds
  Series 1993 Inverse Floater (MBIA Insured)                                 5.591     2014     30,600,000 (d)     30,561,750
San Marcos Public Facility Authority Refunding Revenue Bonds
  Civic Center Public Improvement Series A                                   6.20      2022     12,300,000         12,125,094
Sierra Unified School District Fresno County Certificate of Participation
  Capital Financing Refunding Bonds Series 1993                              6.125     2018      6,470,000          6,476,599
Southern California Public Power Authority Power Revenue Bonds
  Palo Verde Series 1993 Inverse Floater (FGIC Insured)                      6.521     2017     20,000,000 (d)     19,225,000
Southern California Public Power Authority Power Revenue Bonds
  Series 1986B                                                               5.75      2017      2,025,000          2,024,879
Southern California Public Power Authority Transmission
  Refunding Revenue Bonds Series 1986B                                       7.00      2022      1,500,000          1,566,080
South Tahoe Joint Power Financing Authority Refunding Revenue Bonds
South Tahoe Area #1 Series 1995B                                             6.00      2028      4,500,000          4,325,265
Ukiah Unified School District Mendocino County
  Certificate of Participation Series 1993                                   6.00      2010      5,000,000          5,033,250
University of California Refunding Revenue Bonds
  Multiple Purpose Project (AMBAC Insured)                                   5.25      2016      6,000,000          5,866,020
                                                                                                               ______________
Total                                                                                                             466,352,728
_____________________________________________________________________________________________________________________________
Colorado (5.1%)
Arapahoe County Capital Improvement Trust Fund E-470 Highway Revenue Bonds   7.00      2026     19,000,000         20,480,290
Arapahoe County Industrial Development Revenue Bonds
  Dillion Real Estate-Kroger                                                 8.00      2009      4,000,000          4,398,040
Aurora Centretech Metropolitan District Arapahoe County Series 1987B         6.00      2023      5,732,785          4,458,903
Briargate Public Building Authority Landowner Assessment Lien Bonds
  Series 1985A                                                              10.25      2000      5,000,000 (e)      3,000,000
Colorado Health Facility Authorization Revenue Bonds
   Escrowed to Maturity Liberty Heights Zero Coupon                          7.50      2022     81,465,000 (f)     14,314,215
Colorado Springs Cottonwood General Improvement District
  General Obligation Bonds Series 1986                                       9.25      2031      3,500,000          1,155,000
Colorado Springs Hospital Revenue Bonds Memorial Hospital Series 1990        7.875     2010      5,000,000          5,821,050
Colorado Springs Stetson Hills Public Building Authority
  Landowner Assessment Lien Bonds Series 1988A                               9.75      2008      2,869,110 (e)         84,639
Colorado Springs Utilities System Refunding Revenue Bonds Series 1991C       6.50      2015     24,895,000         27,034,725
Colorado Springs Utilities System Refunding Revenue Bonds Series 1991C       6.75     2001-21   30,000,000         33,559,298
Colorado Springs Utilities System PreRefunded Revenue Bonds Series 1991C     6.50      2015      1,505,000          1,696,496
Denver City & County Airport Systems Revenue Bonds Series 1991A A.M.T.       8.75      2023     10,000,000         11,844,000
Denver City & County Airport Systems Revenue Bonds Series 1991D A.M.T.       7.75      2021      8,650,000          9,663,347
Denver City & County Airport Systems Revenue Bonds Series 1992A              7.25      2025     20,975,000         22,989,859
Denver City & County Airport Systems Revenue Bonds Series 1992B A.M.T.       7.25      2023     20,500,000         22,186,945
Denver City & County Airport Systems Revenue Bonds Series 1994A A.M.T.       7.50     2013-23   24,340,000         27,021,931
Denver City & County Airport Systems Revenue Bonds Series 1995A
   (MBIA Insured)                                                            5.70      2025     20,000,000         20,068,200
PAGE 20
Denver City & County GVR Metropolitan District
  General Obligation Refunding & Improvement Bonds Series 1985              10.25      2002      4,000,000          4,040,720
Denver City & County GVR Metropolitan District
  General Obligation Refunding Bonds Series 1991                             8.00      2006      1,385,000          1,410,304
Denver City & County GVR Metropolitan District
  General Obligation Refunding Bonds Series 1995B                           11.00      2006        730,000            704,450
Denver Special Facility Airport Revenue Bonds United Air Lines
  Series A A.M.T.                                                            6.875     2032     25,400,000         26,132,790
Denver Urban Renewal Authority Tax Increment Revenue Bonds
  South Broadway Montgomery Ward Urban Renewal Series 1992                   8.50      2016     14,520,000         15,270,684
Denver West Metropolitan District General Obligation Refunding
   Improvement Bonds Series 1995                                             7.00      2014      4,230,000          4,414,682
El Paso County School District #20 General Obligation Refunding Bonds
  Series 1993A                                                               6.10      2005      2,215,000          2,398,181
El Paso County School District #20 General Obligation Refunding Bonds
  Series 1993A                                                               6.15      2008      1,000,000          1,078,300
El Paso County School District #20 General Obligation Refunding Bonds
  Series 1993A                                                               6.20      2007      1,250,000          1,356,300
Hotchkiss Industrial Development Revenue Bonds Dillion Real Estate-Kroger    8.00      2009      1,500,000          1,652,565
Housing Finance Authority Single Family Program Senior Bonds
  Series 1991B (FGIC Insured)                                                7.25      2011      3,170,000          3,394,626
Housing Finance Authority Single Family Program Senior Bonds
  Series 1991B (FGIC Insured)                                                7.30      2018      2,865,000          3,034,665
Northern Colorado Water District Revenue Bonds Series D                      6.00      2015      4,000,000          4,018,080
Superior Metropolitan District #2 Limited Tax General Obligation
  Refunding Bonds MDC Holdings Series 1994B                                  7.50      1998      3,300,000          3,427,314
Superior Metropolitan District #2 Limited Tax General Obligation
  Refunding Bonds MDC Holdings Series 1994B                                  8.25      2013      2,580,000          2,799,558
Superior Metropolitan District #2 Limited Tax General Obligation
  Refunding Bonds MDC Holdings Series 1994B                                  8.50      2013     12,000,000         13,263,720
Thornton Industrial Development Revenue Bonds Dillion Real Estate-Kroger     8.00      2009      4,500,000          4,500,000
Westminster Industrial Development Revenue Bonds Dillion Real Estate-Kroger  8.00      2009      3,500,000          3,848,285
                                                                                                               ______________
Total                                                                                                             326,522,162
_____________________________________________________________________________________________________________________________
Connecticut (0.1%)
State Transportation Infrastructure Special Tax Obligation Revenue Bonds
  Series B                                                                   5.70      1997      4,300,000          4,430,204
_____________________________________________________________________________________________________________________________
District of Columbia (1.0%)
General Obligation Refunding Bonds Series A                                  7.875     2006     12,625,000         13,136,313
General Obligation Refunding Bonds Series 1994A (MBIA Insured)               6.00      2010     27,875,000         28,930,626
General Obligation Refunding Bonds Series 1994A (MBIA Insured)               6.10      2011      7,580,000          7,896,162
General Obligation Refunding Bonds Series 1994B-2 (FSA Insured)              5.50      2006     12,405,000         12,703,216
Housing Finance Agency Multiple Family Mortgage Revenue Bonds
Temple Courts Section 8 Series 1985 (FHA Insured)                           12.00      2022      1,320,000          1,485,884
                                                                                                               ______________
Total                                                                                                              64,152,201
_____________________________________________________________________________________________________________________________
Florida (4.5%)
Broward County Airport System Revenue Bonds Series 1989B A.M.T.              7.625     2013     15,000,000         16,544,700
Broward County Resource Recovery Revenue Bonds L.P. South Project            7.95      2008     42,040,000         47,589,700
Charlotte County Development Authority 1st Mortgage
  Refunding Revenue Bonds Royal Palm Retirement Centre Series 1991           9.50      2014      4,230,000          4,507,192
Crossings at Fleming Island Community Development District
  Special Assessment Bonds Series 1995                                       8.25      2016     10,375,000         11,142,543
Crossings at Fleming Island Community Development District Utility
  Revenue Bonds Series 1994                                                  7.375     2019     14,000,000         13,958,980
Department of Transportation Turnpike Revenue Bonds Series 1991A
  (AMBAC Insured)                                                            6.25      2020     20,000,000         20,907,200
Gateway Centre Development District Pinellas County Special Assessment
  Revenue Bonds Series 1988                                                  9.125     2009      2,195,000          2,334,448
Hillsborough County Utility Refunding Revenue Bonds Series 1991A
  (MBIA Insured)                                                             6.50      2016     24,760,000         26,843,554
Hillsborough County Utility Refunding Revenue Bonds Series 1991A             7.00      2014     24,000,000         26,045,987
Jacksonville Electric Authority St. John's River Power Park System
  Revenue Bonds Series 1989                                                  6.00      2015     10,300,000         10,471,495
Jacksonville Health Facilities Authority Hospital Refunding Revenue Bonds
  Riverside Hospital Series 1989                                             7.625     2013      1,600,000          1,687,872
Lakeland Electric & Water Refunding Revenue Bonds Series 1986                7.00      2009      5,000,000          5,127,500
Lakewood Ranch Community Development District #1 Special Assessment Bonds
  Series 1994                                                                8.25      2014      9,105,000          9,591,753
Lee County Industrial Development Authority Industrial Development
  Revenue Bonds Gulf Utility Series 1988A A.M.T.                             9.625     2018      5,545,000          6,359,228
Lee County Industrial Development Authority Industrial Development
  Revenue Bonds Gulf Utilities Series 1988B A.M.T.                           9.50      2020      3,970,000          4,540,013
Miami Health Facility Authorization Revenue Bonds
  Inverse Floater (AMBAC Insured)                                            6.37      2015      3,500,000 (d)      3,281,250
Municipal Power Agency Refunding Revenue Bonds St. Lucie Series 1986         7.375     2016      6,000,000          6,308,700
PAGE 21
Palm Beach County Health Facilities Authority Hospital Revenue Bonds
  Good Samaritan Health Series 1993                                          6.30      2022      4,250,000          4,368,703
Pinellas County Capital Improvement Revenue Bonds Series 1991                5.40      1997      5,570,000          5,719,332
Polk County Industrial Development Authority 1st Mortgage
  Refunding Revenue Bonds Spring Haven II                                    8.75      2014      6,545,000          7,051,452
Port Everglades Port Authority Revenue Bonds Junior Lien                     5.00      2016     18,635,000         17,598,894
Riverwood Community Development District Charlotte County
  Special Assessment Revenue Bonds Series 1992A                              8.50      2012      5,655,000          5,998,880
Riverwood Community Development District Charlotte County
  Special Assessment Revenue Bonds Series 1992B                              8.50      2012      1,140,000          1,209,323
State Board of Education Refunding Bonds Series 1989A                        6.00      2025     16,750,000         16,980,145
Sumter County Village Community Development District #1
  Capital Improvement Revenue Bonds Series 1992                              8.40      2012      3,790,000          4,018,120
Sunrise Utility System Refunding & Improvement Revenue Bonds                10.75      2018      5,000,000          6,357,700
                                                                                                               ______________
Total                                                                                                             286,544,664
_____________________________________________________________________________________________________________________________
Georgia (2.3%)
Atlanta Special Purpose Facility Revenue Bonds Delta Air Lines
  Series 1989B A.M.T.                                                        6.25      2019      8,685,000          8,642,270
Atlanta Special Purpose Facility Revenue Bonds Delta Air Lines
  Series 1989B A.M.T.                                                        7.90      2018     13,500,000         14,474,295
Colquitt County Development Authority Revenue Bonds
  Escrowed to Maturity Zero Coupon                                           6.87      2021     46,350,000 (f)      8,483,904
Effingham County Pollution Control Revenue Bonds Fort Howard
  Series 1988                                                                7.90      2005     19,850,000         21,275,230
Fulco Hospital Authority Revenue Anticipation Certificate
  Georgia Baptist Health Care Systems Series 1992A                           6.375     2022     20,300,000         20,344,660
Municipal Electric Authority Power Refunding Bonds Series 1989R              6.00      2014      9,130,000          9,203,405
Municipal Electric Authority Power Revenue Bonds                             6.00      2020      3,350,000          3,349,933
Municipal Electric Authority Power Revenue Bonds                             7.00      2019      1,340,000          1,343,913
Municipal Electric Authority Power Revenue Bonds Series 5 (FGIC Insured)     6.00      2025     34,490,000         35,010,454
Municipal Electric Authority Power Revenue Bonds Series L                    5.00      2020      1,150,000          1,052,215
Municipal Electric Authority Power Revenue Bonds Series 1986A                7.875     2018      2,625,000          2,686,819
Rockdale County Development Authority Solid Waste Disposal Revenue Bonds
  Visy Paper Series 1993 A.M.T.                                              7.50      2026     10,000,000         10,312,700
Savannah Georgia Economic Development Authority Revenue Bonds
  Escrowed to Maturity Zero Coupon                                           6.87      2021     64,220,000 (f)     11,754,829
                                                                                                               ______________
Total                                                                                                             147,934,627
_____________________________________________________________________________________________________________________________
Hawaii (0.3%)
City & County of Honolulu Refunding & Improvement
  General Obligation Bonds Series 1993B Inverse Floater                      6.47      2006     10,000,000 (d)     10,712,500
City & County of Honolulu Refunding & Improvement
  General Obligation Bonds Series 1993B Inverse Floater                      6.62      2008     10,000,000 (d)     10,725,000
                                                                                                               ______________
Total                                                                                                              21,437,500
_____________________________________________________________________________________________________________________________
Idaho (--%)
The Regents of the University Student Fee Refunding Revenue Bonds
  Series 1986 (FGIC Insured)                                                 7.00      2010      1,050,000          1,071,326
_____________________________________________________________________________________________________________________________
Illinois (8.8%)
Bradley Kankakee County Tax Increment Refunding Revenue Bonds
  Series 1993                                                                8.40      2012      5,800,000          6,339,342
Broadview Cook County Senior Lien Tax Increment Revenue Bonds
  Series 1993                                                                8.25      2013     12,000,000         13,047,000
Chicago General Obligation Refunding Bonds
  Series 1995A (AMBAC Insured)                                               5.50      2018     20,000,000 (h)     19,500,000
Chicago General Obligation Bonds Series 1991 (AMBAC Insured)                 6.00      2016      6,170,000          6,344,549
Chicago General Obligation Bonds Series 1994A (AMBAC Insured)                5.875     2022     17,850,000         18,095,259
Chicago O'Hare International Airport General Airport Revenue Bonds
  Series 1990A A.M.T.                                                        6.00      2018     29,000,000         29,203,580
Chicago O'Hare International Airport General Airport Revenue Bonds
  Series 1990A A.M.T.                                                        7.50      2016     21,000,000         23,039,730
Chicago O'Hare International Airport General Airport
  Refunding Revenue Bonds Series 1993A                                       5.00      2016     14,450,000         13,527,367
Chicago O'Hare International Airport Special Revenue Facility Bonds
  Delta Airlines Series 1992                                                 6.45      2018     10,000,000         10,200,800
Chicago O'Hare International Airport Special Revenue Facility Bonds
  United Airlines Series C                                                   8.20      2018     23,665,000         26,048,066
Chicago O'Hare International Airport Terminal Special Revenue Bonds A.M.T.   7.50      2017     32,250,000         35,270,212
Chicago O'Hare International Airport Terminal Special Revenue Bonds
  (FGIC Insured) A.M.T.                                                      7.875     2025     17,750,000         19,216,328
Chicago Ridge Special Service Area #1 Unlimited Ad Valorem Tax Bonds
  Series 1990                                                                9.00      2008      2,700,000          2,970,108
Chicago Wastewater Transmission Revenue Bonds Series 1994 (MBIA Insured)     6.375     2024     22,500,000         24,000,975
Civic Center Bonds Dedicated Tax Revenue Bonds Series 1985                   9.50      2015     10,000,000         10,323,700
PAGE 22
Cook County Bedford Park Senior Lien Tax Increment Revenue Bonds
  Mark IV Series 1992                                                        9.75      2012      1,740,000          1,996,493
Development Finance Authority Pollution Control Refunding Revenue Bonds
  Central Illinois Public Service Series 1993B-2                             5.90      2028      2,500,000          2,536,300
Development Finance Authority Pollution Control Refunding Revenue Bonds
  Commonwealth Edison Series 1994                                            5.70      2009      2,000,000          2,044,420
Development Finance Authority Pollution Control Refunding Revenue Bonds
  Commonwealth Edison Series 1994                                            5.85      2014      4,500,000          4,315,410
Development Finance Authority Pollution Control Refunding Revenue Bonds
  Illinois Power Series 1991A                                                7.375     2021     19,250,000         21,432,565
Development Finance Authority Pollution Control Revenue Bonds
  Illinois Power Series 1986A A.M.T.                                         7.625     2016     25,000,000         26,369,250
Development Finance Authority Pollution Control Revenue Bonds
  Illinois Power Series 1986B A.M.T.                                         7.625     2016      2,000,000          2,109,540
Development Finance Authority Pollution Control Revenue Bonds
  Illinois Power Series 1986C A.M.T.                                         7.625     2016     15,560,000         16,412,221
Development Finance Authority Retirement Housing Revenue Bonds
   Escrowed to Maturity Zero Coupon                                          7.75      2020     68,000,000 (f)     13,859,080
Development Finance Authority Solid Waste Disposal Facility Revenue Bonds
  Ford Heights Waste Tire to Energy Series 1994 A.M.T.                       7.875     2011     32,000,000         31,640,000
Educational Facilities Authority Refunding Revenue Bonds
  Art Institute of Chicago Series 1993                                       5.75      2018      1,750,000          1,745,468
Educational Facilities Authority Refunding Revenue Bonds
  Art Institute of Chicago Series 1993                                       5.80      2027      3,350,000          3,340,051
Educational Facilities Authority Refunding Revenue Bonds
  Loyola University of Chicago Series 1993 Inverse Floater (FGIC Insured)    6.22      2012     11,000,000 (d)     11,233,750
Granite City Madison County Hospital Refunding Revenue Bonds
  St. Elizabeth Medical Center Series 1989A                                  8.125     2008      3,500,000          3,653,020
Hanover Park Cook & DuPage Counties 1st Mortgage Revenue Bonds
  Windsor Park Manor Series 1989                                             9.50      2014      7,000,000          7,683,620
Health Facilities Authority Refunding Revenue Bonds
  Edwards Hospital Series 1993A                                              6.00      2019      6,350,000          6,263,259
Health Facilities Authority Refunding Revenue Bonds
  Masonic Hospital                                                           6.125     2023      3,005,000          2,820,193
Health Facilities Authority Refunding Revenue Bonds
  Masonic Medical Center Series 1993                                         5.50      2019      2,000,000          1,847,720
Health Facilities Authority Refunding Revenue Bonds
  Peoria Methodist Medical Center Series 1985A                               8.00      2014      4,000,000          4,011,600
Health Facilities Authority Refunding Revenue Bonds
  University of Chicago Series 1993 Inverse Floater
  (MBIA Insured)                                                             7.32      2014     10,000,000 (d)     10,112,500
Health Facility Authority Revenue Bonds Delnore Community Hospital
  Series 1989                                                                8.00      2019      7,000,000          7,956,830
Health Facility Authority Revenue Bonds Sarah Bush Lincoln Health Center
  Series 1992                                                                7.25     2012-22    4,000,000          4,212,640
Health Facility Authority Revenue Bonds South Suburban Hospital
  Series 1992                                                                7.00     2009-18    9,000,000          9,603,870
Hodgkins General Obligation Tax Increment Bonds Series 1991                  9.50      2009     13,000,000         16,058,762
Hodgkins General Obligation Tax Increment Bonds Series 1995C                 9.00      2001      1,450,000          1,450,000
Hodgkins General Tax Increment Bonds Series 1995 A                           7.625     2013      9,000,000          9,340,560
Jefferson County Housing Development Rome Meadows Elderly Housing
  Section 8                                                                  8.90      2006      2,000,000          2,022,280
Lansing Cook County Tax Increment Revenue Bonds Series 1987                 10.00      2007     10,000,000         10,206,100
Lansing Tax Increment Refunding Revenue Bonds Landings Redevelopment Area
  Limited Sales Tax Pledge Series 1992                                       7.00      2008     10,000,000         11,042,500
Marion General Obligation Hospital Alternate Revenue Source Bonds
  Series 1991                                                                7.50      2016      3,800,000          4,127,066
Metropolitan Fair & Exposition Authority Dedicated State Tax
  Revenue Bonds                                                              6.00      2014      5,585,000          5,592,372
Metropolitan Pier & Exposition Authority Dedicated State Tax
  Refunding Revenue Bonds McCormick Place Zero Coupon (MBIA Insured)         6.61      2017     11,210,000 (f)      3,354,480
Northwest Suburban Water Supply Joint Action Water Agency (MBIA Insured)     5.75      2012      2,000,000          2,000,000
Northwest Water Commission Cook & Lake County Water Revenue Bonds
  (MBIA Insured)                                                             6.50      2012      5,025,000          5,309,415
Pekin Pollution Control Revenue Bonds Commonwealth Edison Series 1979B       6.75      2004      2,250,000          2,256,998
Regional Transportation Authority General Obligation Bonds
  Counties of Cook, Dupage, Kane, Lake, McHenery and Will
  Series 1992A (AMBAC Insured)                                               6.125     2022      7,200,000          7,415,496
Richland County Hospital Revenue Bonds Richland Memorial Hospital
  Series B                                                                  10.70      2009      2,000,000          2,040,380
Tinley Park Cook & Will Counties Limited Sales Tax Revenue Bonds
  Series 1988                                                               10.25      1999        895,000 (e)        358,000
Tinley Park Cook & Will Counties Unlimited Ad Valorem Tax Bonds
  of Special Service                                                        10.65      2007      1,390,000          1,209,300
Robbins Cook County Resource Recovery Revenue Bonds
  Robbins Resource Recovery Partners Series 1994A A.M.T.                     9.25      2014     18,000,000         19,526,940
Waukegan Pollution Control Revenue Bonds Commonwealth Edison Series B        6.875     2009      5,000,000          5,016,500
                                                                                                               ______________
Total                                                                                                             562,653,965
_____________________________________________________________________________________________________________________________
PAGE 23
Indiana (3.1%)
Brazil 1st Mortgage Revenue Bonds Hoosier Care II Series 1990               10.375     2020      4,280,000          4,826,342
Carmel Retirement Rental Housing Refunding Revenue Bonds
  Beverly Enterprises Series 1992                                            8.75      2008      7,000,000 (g)      7,807,030
Hammond Multi-School Building 1st Mortgage Bonds
  Series 1995 (MBIA Insured)                                                 5.80      2015      3,590,000          3,656,631
Hammond Multi-School Building 1st Mortgage Bonds
  Series 1995 (MBIA Insured)                                                 5.85      2020     16,015,000         16,352,596
Hanover 1st Mortgage Revenue Bonds Hoosier Care II Series 1990              10.375     2020      6,995,000          7,779,979
Health Facility Authority Hospital Revenue Bonds
  Community Hospital of Anderson Series 1993                                 6.00      2023     10,000,000          9,725,700
Health Facility Authority Hospital Revenue Bonds Union Hospital
  (MBIA Insured) Series 1993                                                 5.125     2018     10,000,000          9,392,300
Indianapolis Resource Recovery Revenue Bonds
  Ogden Martin System of Indianapolis Series 1985AB                          7.80      2004      9,400,000          9,978,248
Indianapolis Resource Recovery Revenue Bonds
  Ogden Martin System of Indianapolis Series 1985B                           7.90      2008      2,050,000          2,179,970
Kokomo Hospital Authority Hospital Refunding Revenue Bonds
  St. Joseph's Hospital Series 1988A                                         8.75      2013      5,000,000          5,641,650
La Porte County Hospital Authority Hospital Refunding Revenue Bonds
  La Porte Hospital Series 1993                                              6.00      2023      2,990,000          2,732,561
La Porte County Hospital Authority Hospital Refunding Revenue Bonds
  La Porte Hospital Series 1993                                              6.25      2012      5,070,000          5,018,438
Lawrenceburg Pollution Control Refunding Revenue Bonds
  Indiana-Michigan Electric Series E                                         5.90      2019      8,100,000          7,857,405
Marion County Hospital Authority Hospital Facility Revenue Bonds
  Methodist Hospital Series 1989                                             6.50     2008-13   19,670,000         20,941,298
Muncie Economic Development 1st Mortgage Revenue Bonds
  Delaware Advancement Series 1986 A.M.T.                                    8.25      2016      3,000,000          3,124,890
Municipal Power Agency Power Supply System Refunding Revenue Bonds           5.75      2018      6,470,000          6,469,288
Princeton Pollution Control Revenue Bonds State Public Service Series 1987C
  (MBIA Insured)                                                             7.60      2012     16,000,000         16,962,080
Rockport Pollution Control Refunding Revenue Bonds
  Indiana-Michigan Electric Series B                                         7.60      2016      5,500,000          6,041,915
St. Joseph County Hospital Facility Revenue Bonds
  Memorial Hospital of South Bend                                            9.40      2010      2,000,000          2,511,120
Sullivan Pollution Control Refunding Revenue Bonds
  Indiana-Michigan Electric Series C                                         5.95      2009     18,500,000         18,792,115
Vincennes Community School Building 1st Mortgage Refunding Bonds
  Series 1986                                                                6.00      2016     10,000,000         10,137,600
Vincennes Economic Development Revenue Bonds Southwest Indiana
  Regional Youth Village Facility Series 1993                                8.50      2024     16,575,000         17,311,096
                                                                                                               ______________
Total                                                                                                             195,240,252
_____________________________________________________________________________________________________________________________
Iowa  (0.7%)
Iowa City Refunding Revenue Bonds Mercy Hospital Series 1986                 6.00      2012      6,300,000          6,339,942
  Keokuk Hospital Facilities Refunding Revenue Bonds
Keokuk Area Hospital Series 1991                                             7.625     2021      5,350,000          5,707,112
Muscatine Electric Refunding Revenue Bonds Series 1986                       5.00     2007-08    7,720,000          7,618,337
Muscatine Electric Refunding Revenue Bonds Series 1986                       6.00     2005-06   23,280,000         23,302,758
Sioux City Hospital Facility Revenue Bonds
  St. Lukes Regional Medical Center                                         10.875     2013      3,670,000          4,050,873
                                                                                                               ______________
Total                                                                                                              47,019,022
_____________________________________________________________________________________________________________________________
Kentucky (1.2%)
Development Finance Authority Hospital Facility Revenue Bonds
  St. Luke Hospital Series 1989B                                             6.00      2019     22,695,000         22,214,320
Development Finance Authority Medical Center
  Refunding Revenue Improvement Bonds Ashland Hospital Series 1987           9.75      2011      4,000,000          4,489,539
Jefferson County Multi-family Housing Revenue Bonds Brownsboro Gardens
  Series 1986A (FHA Insured) A.M.T.                                          8.00      2026      5,515,000          5,681,718
Louisville Airport Lease Revenue Bonds Series 1989A A.M.T.                   7.875     2019      4,000,000          4,441,680
Louisville & Jefferson County Riverport Authority Mortgage Revenue Bonds
  Series 1986 A.M.T.                                                         7.875     2016      7,185,000          7,444,307
Louisville Parking Authority of River City PARC 1st Mortgage
  Refunding Revenue & Improvement Bonds Series 1985                          9.25      2015      5,000,000          5,150,750
McCracken County Revenue Bonds Lourdes Hospital                              6.00      2012      8,300,000          8,475,628
Muhlenberg County Hospital Refunding Revenue Bonds
  Muhlenberg Community Hospital Series 1988                                  9.50      2010      4,205,000          4,617,847
Turnpike Authority Economic Road Development Refunding Revenue Bonds
  Series 1993 Inverse Floater (AMBAC Insured)                                7.006     2012     15,000,000 (d)     15,450,000
                                                                                                               ______________
Total                                                                                                              77,965,789
_____________________________________________________________________________________________________________________________
Louisiana (3.0%)
Calcasieu Parish Industrial Development Pollution Control
  Refunding Revenue Bonds Gulf State Utilities Series 1992                   6.75      2012     10,500,000         10,782,555
PAGE 24
Energy & Power Authority Refunding Revenue Bonds Rodemacher Unit #2
  Series 1991 (FGIC Insured)                                                 6.00      2013     28,000,000         28,649,600
Hodge Village Combined Utility System Revenue Bonds Stone Container
  Series 1990 A.M.T.                                                         9.00      2010     23,000,000         25,228,240
New Orleans Audobon Park Commission Aquarium Revenue Bonds Series 1992A      7.00      1997      1,000,000          1,032,900
New Orleans Audobon Park Commission Aquarium Revenue Bonds Series 1992A      8.00      2012      7,100,000          7,797,930
New Orleans Housing Development Elderly Assisted Tivoli Place Section 8      7.875     2010      1,500,000          1,527,015
Public Facilities Authority Revenue Bonds Alton Ochsner Medical Foundation
  Series 1985A                                                               6.00      2005      4,165,000          4,289,867
Public Facilities Authority Revenue Bonds Glen Retirement Systems
  Series 1995                                                                6.50      2015      1,000,000            994,470
Public Facilities Authority Revenue Bonds Glen Retirement Systems
  Series 1995                                                                6.70      2025      1,500,000          1,488,870
St. Charles Parish Pollution Control Revenue Bonds Louisiana Power & Light
  Series 1984                                                                8.25      2014     28,600,000         32,136,390
St. Charles Parish Pollution Control Revenue Bonds Louisiana Power & Light
  Series 1991 A.M.T.                                                         7.50      2021     20,700,000         21,801,033
St. Charles Parish Pollution Control Revenue Bonds Louisiana Power & Light
  2nd Series 1984                                                            8.00      2014     29,155,000         32,907,831
St. James Parish Pollution Control Revenue Bonds B.F. Goodrich
  Series 1981                                                               14.50      2011        500,000            563,425
Southern Louisiana Port Commission Dock & Wharf Facilities B.F. Goodrich    14.50      2011      3,335,000          3,758,045
Southern Louisiana Port Commission Terminal Refunding Revenue Bonds
  Gatx Terminal Series 1993                                                  7.00      2023     13,180,000         13,677,413
West Feliciana Parish Demand Pollution Control Revenue Bonds
  Gulf State Utilities Series 1985B                                          9.00      2015      6,000,000          6,848,040
                                                                                                               ______________
Total                                                                                                             193,483,624
_____________________________________________________________________________________________________________________________
Maine (0.3%)
Bucksport Solid Waste Disposal Revenue Bonds
  Champion International Series 1985                                         6.25      2010     14,185,000         14,378,483
Health & Higher Educational Facilities Authority Revenue Bonds
  St. Mary's Hospital Series 1989                                            8.625     2022      3,500,000          4,035,080
                                                                                                               ______________
Total                                                                                                              18,413,563
_____________________________________________________________________________________________________________________________
Maryland (0.6%)
Frederick County Economic Refunding Revenue Bonds Alumax Series 1992         7.25      2017      9,880,000         10,414,804
Harford County Industrial Development Revenue Bonds Dorsey                   8.00      2005        573,000            574,834
Prince George's County Hospital Revenue Bonds Dimensions Health
  Series 1992                                                                7.00      2022      7,000,000          8,135,610
Prince George's County Hospital Revenue Bonds Dimensions Health
  Series 1992                                                                7.25      2017     11,400,000         13,410,846
State Transportation Authority Facility Revenue Bonds
  Series 1992 Capital Appreciation Zero Coupon (FGIC Insured)                6.33     2010-11    9,700,000 (f)      4,378,277
State Transportation Authority Facility Revenue Bonds
  Series 1992 Zero Coupon (FGIC Insured)                                     6.35      2012      5,000,000 (f)      2,096,350
                                                                                                               ______________
Total                                                                                                              39,010,721
______________________________________________________________________________________________________________________________
Massachusetts (2.3%)
Bay Transportation Authority Refunding Revenue Bonds
  Series 1994A (MBIA Insured)                                                6.00      2012      8,000,000          8,422,560
Greater Lawrence Sanitary District North Andover
  General Obligation Bonds                                                   8.50      2005      4,080,000          4,220,556
Health & Educational Facilities Authority Revenue Bonds
  Berkshire Health Systems Series C                                          5.90      2011      2,000,000          1,865,380
Health & Educational Facilities Authority Revenue Bonds
  Berkshire Health Systems Series C                                          6.00      2020      4,000,000          3,565,920
Health & Educational Facilities Authority Revenue Bonds
  Beverly Hospital Inverse Floater (MBIA Insured)                            7.27      2020      8,000,000 (d)      8,030,000
Health & Educational Facilities Authority Revenue Bonds
  Charlton Memorial Hospital Series B                                        7.25      2013      6,455,000          6,903,300
Industrial Finance Agency 1st Mortgage Revenue Bonds
  Berkshire Retirement Community Lennox Series 1988                          9.00      2000        130,000            132,981
Industrial Finance Agency 1st Mortgage Revenue Bonds
  Berkshire Retirement Community Lennox Series 1988                          9.875     2018      2,800,000          3,005,828
Industrial Finance Agency 1st Mortgage Revenue Bonds
  Berkshire Retirement Community Lennox Series 1989                          9.875     2018        550,000            590,942
Industrial Finance Agency Pollution Control
  Refunding Revenue Bonds Eastern Edison Series 1993                         5.875     2008      4,250,000          4,247,322
Industrial Finance Agency Resource Recovery Revenue Bonds
  SEMASS Series 1991A                                                        9.00      2015     18,885,000         20,823,923
Industrial Finance Agency Resource Recovery Revenue Bonds
  SEMASS Series 1991B A.M.T.                                                 9.25      2015     25,000,000         27,691,250
Municipal Wholesale Electric Power Supply System Revenue Bonds
  Series 1992B                                                               6.75      2017     10,130,000         11,629,949
Municipal Wholesale Electric Power Supply System Revenue Bonds
  Series 1993A Inverse Floater (AMBAC Insured)                               6.72      2018      6,500,000 (d)      6,183,125
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PAGE 25
State General Obligation Consolidated Loan Bonds Series 1989
  (AMBAC Insured)                                                            6.90      1997      2,500,000          2,612,175
Water Resources Authority General Refunding Revenue Bonds Series 1992B       5.50      2015     22,175,000         21,779,176
Water Resources Authority General Revenue Bonds Series 1992A                 6.50      2019      3,500,000          3,939,425
Water Resources Authority General Revenue Bonds Series 1993B
  (MBIA Insured)                                                             5.00      2022     10,000,000          9,361,500
                                                                                                               ______________
Total                                                                                                             145,005,312
_____________________________________________________________________________________________________________________________
Michigan (4.1%)
Crawford County Economic Development Corporation Environmental
  Improvement Revenue Bonds Weyerhaeuser Series 1991A                        7.125     2007     10,800,000         11,950,524
Detroit Unlimited Tax General Obligation Bonds Series 1993                   6.35      2014      6,300,000          6,378,876
Detroit Unlimited Tax General Obligation Bonds Series 1995A                  6.80      2015      1,375,000          1,474,798
Lincoln Consolidated School District Unlimited Tax General Obligation
  Refunding Bonds (FGIC Insured)                                             5.85      2018      6,455,000          6,606,305
Midland County Economic Development Corporation Pollution Control Limited
  Obligation Refunding Revenue Bonds Midland Cogeneration
  Series 1990B A.M.T.                                                        9.50      2009     35,200,000         38,768,928
Midland County Economic Development Corporation Pollution Control Limited
  Obligation Refunding Revenue Bonds Midland Cogeneration Series 1990C       8.50      2009     18,900,000         20,262,312
Monroe County Pollution Control Revenue Bonds Detroit Edison A.M.T.          7.75      2019     40,250,000 (g)     44,267,755
Monroe County Pollution Control Revenue Bonds Detroit Edison Series 1985A   10.50      2016     10,000,000         10,301,800
Regents of the University of Michigan Hospital Refunding Revenue Bonds
  Series 1986A                                                               7.75      2012      5,000,000          5,298,950
State Hospital Finance Authority Hospital Refunding Revenue Bonds
  Detroit Medical Center Series 1993A                                        6.50      2018     10,000,000         10,370,200
State Hospital Finance Authority Hospital Revenue Bonds
  McLaren Obligated Group Series 1991A                                       7.50      2021      7,500,000          8,814,300
State Hospital Finance Authority Hospital Refunding Revenue Bonds
  Sinai Hospital Greater Detroit Series 1995                                 6.625     2016      2,750,000          2,727,203
State Hospital Finance Authority Hospital Refunding Revenue Bonds
  Sinai Hospital Greater Detroit Series 1995                                 6.70      2026      3,000,000          2,984,370
State Job Development Authority Pollution Control Revenue Bonds Chrysler     5.70      1999      4,350,000          4,518,084
Strategic Fund Limited Obligation Refunding Revenue Bonds Detroit Edison
  Series 1995AA (MBIA Insured)                                               6.40      2025     12,000,000         13,011,120
Strategic Fund Limited Obligation Refunding Revenue Bonds Ford Motor
  Series 1991A                                                               7.10      2006     16,400,000         18,696,164
Strategic Fund Limited Obligation Refunding Revenue Bonds
  Great Lakes Pulp & Fibre Series 1994 A.M.T.                               10.25      2016     35,000,000         37,037,350
Troy City Downtown Development Authority Revenue Bonds
  Oakland County Series 1995A                                                6.375     2018      1,000,000          1,051,570
Van Buren County Downtown Development Authority
  Tax Increment Revenue Bonds Series 1994                                    8.40      2016      4,000,000          4,480,640
Wayne County Special Airport Facilities Refunding Revenue Bonds
  Northwest Airlines Series 1995                                             6.75      2015     11,325,000         11,599,178
                                                                                                               ______________
Total                                                                                                             260,600,427
_____________________________________________________________________________________________________________________________
Minnesota (3.3%)
Appleton Correctional Facility Revenue Bonds Series 1990A                    9.875     2020     15,000,000 (e)      8,550,000
Apple Valley 1st Mortgage Nursing Home Revenue Bonds
  Apple Valley Health Care (FHA Insured)                                    10.50      2012        445,000            513,334
Becker Solid Waste Disposal Facility Revenue Bonds
  Liberty Paper Series 1994B A.M.T.                                          9.00      2015     18,000,000         19,136,160
Bloomington Community Development Refunding Revenue Note
  24th Avenue Motel                                                          8.50      2005      1,561,406          1,592,634
Bloomington Health Care Facility Revenue Bonds
  Friendship Village of Bloomington Series 1992                              8.50      2002      4,785,000          5,274,888
Brainerd Economic Development Authority Health Care Facility Revenue Bonds
  Benedictine Health System St. Joseph Medical Center Series 1990            8.375     2020      4,670,000          5,479,218
Duluth Economic Development Authority Health Care Facility Revenue Bonds
  Benedictine Health System St. Mary's Medical Center Series 1990            8.375     2020      8,300,000          9,738,224
Duluth Housing & Redevelopment Authority Lakeshore Lutheran Home
  1st Mortgage Revenue Bonds                                                 8.00      2000        170,000            169,998
Duluth Housing & Redevelopment Authority Lakeshore Lutheran Home
  1st Mortgage Revenue Bonds                                                 8.25      2009        750,000            750,000
Fergus Falls Health Care Facilities Revenue Bonds Series 1995                6.50      2025      1,530,000          1,530,000
International Falls Solid Waste Disposal Revenue Bonds Boise Cascade
  Series 1990 A.M.T.                                                         7.75      2015     10,000,000         10,569,600
Maplewood Elder Care Facility Revenue Bonds Care Institute Series 1994       7.75      2024      8,000,000          8,196,320
Maplewood Multifamily Housing Refunding Revenue Bonds
  Carefree Cottages Series 1995 AMT                                          7.20      2032      5,000,000          5,027,300
Mille Lacs Capital Improvement Authority Infrastructure Revenue Bonds
  Series 1992A                                                               9.25      2012      4,710,000          5,259,704
Minneapolis Water & Sewer Revenue Bonds Series 1992                          5.00      1995      7,800,000          7,800,234
St. Louis Park Health Care Facilities Revenue Bonds
  Healthsystem Minnesota Obligated Group Series 1993 Inverse Floater
  (AMBAC Insured)                                                            4.825     2005      9,200,000 (d)      8,889,500
PAGE 26
St. Louis Park Health Care Facilities Revenue Bonds
  Healthsystem Minnesota Obligated Group Series 1993 Inverse Floater
  (AMBAC Insured)                                                            5.825     2013     18,000,000 (d)     16,380,000
St. Louis Park Health Care Park Nicollet Medical Center Facility
  Revenue Bonds Series 1990A                                                 9.25      2020      6,000,000          7,200,540
St. Paul Housing & Redevelopment Authority Health Care Facility
  Revenue Bonds Lyngblomsten Care Center Series 1993A                        7.125     2017      2,840,000          2,927,756
St. Paul Housing & Redevelopment Authority Health Care Facility
  Revenue Bonds Lyngblomsten Care Center Series 1993A                        9.60      2006      2,025,000          2,198,603
St. Paul Housing & Redevelopment Authority Health Care Facility
  Revenue Bonds Lyngblomsten Multi-family Rental Housing Series 1993B        7.00      2024      2,845,000          2,827,304
Southern Minnesota Municipal Power Agency Power Supply System
  Refunding Revenue Bonds Series 1986B                                       7.00      2016      2,000,000          2,045,720
Southern Minnesota Municipal Power Agency Power Supply System
  Refunding Revenue Bonds Series 1992                                        5.75      2018     32,210,000         32,366,541
Southern Minnesota Municipal Power Agency Power Supply System
  Revenue Bonds Series 1985A                                                 7.00      2018      8,265,000          8,289,133
Southern Minnesota Municipal Power Agency Power Supply System
  Revenue Bonds Series 1985C                                                 7.00      2016      3,885,000          3,896,344
Southern Minnesota Municipal Power Agency Power Supply System
  Revenue Bonds Series 1994A Zero Coupon (MBIA Insured)                      6.72      2021     13,500,000 (f)      3,476,385
Southern Minnesota Municipal Power Agency Power Supply System
  Revenue Bonds Series 1994A Zero Coupon (MBIA Insured)                      6.73      2022     17,500,000 (f)      4,263,700
Southern Minnesota Municipal Power Agency Power Supply System
  Revenue Bonds Series 1994A Zero Coupon (MBIA Insured)                      6.74      2023     27,500,000 (f)      6,340,400
Southern Minnesota Municipal Power Agency Power Supply System
  Revenue Bonds Series 1994A Zero Coupon (MBIA Insured)                      6.75     2024-27   87,410,000 (f)     17,694,394
                                                                                                               ______________
Total                                                                                                             208,383,934
_____________________________________________________________________________________________________________________________
Mississippi (1.0%)
Claiborne County Pollution Control Refunding Revenue Bonds
  System Energy Resources Series 1995                                        7.30      2025      4,000,000          4,174,000
Claiborne County Pollution Control Revenue Bonds
  Middle South Energy                                                        9.50     2013-16   21,750,000         22,892,393
Claiborne County Pollution Control Revenue Bonds Middle South Energy
  Series C                                                                   9.875     2014     15,375,000         17,656,496
Harrison County Waste Water Management District Refunding Bonds
  Series 1986                                                                5.00      2015      4,250,000          4,082,550
Jackson Industrial Development Revenue Bonds Dorsey                          8.00      2005        487,000            493,813
Lowndes County Solid Waste Disposal Pollution Control Revenue Bonds
  Weyerhaeuser Series 1989 A.M.T.                                            7.875     2005     12,250,000         13,411,055
Lowndes County Solid Waste Disposal Pollution Control
  Refunding Revenue Bonds Weyerhaeuser Series 1989 Inverse Floater           8.15      2022      4,000,000 (d)      4,538,360
                                                                                                               ______________
Total                                                                                                              67,248,667
_____________________________________________________________________________________________________________________________
Missouri (0.7%)
Regional Convention & Sports Complex Authority Bonds
  St. Louis Sponsor Series 1991B                                             7.00      2021      5,810,000          6,746,746
Regional Convention & Sports Complex Authority Bonds
  St. Louis Sponsor Series 1991C                                             7.90      2021      2,700,000          3,030,237
State Environment & Improvement Energy Resources Authority
  Pollution Control Revenue Bonds Chrysler                                   5.70      1999      9,250,000          9,456,553
Sikeston Electric System Refunding Revenue Bonds Series 1992
  (MBIA Insured)                                                             5.60      2000      4,040,000          4,252,908
Sikeston Electric System Refunding Revenue Bonds Series 1992
  (MBIA Insured)                                                             5.80      2002      4,165,000          4,467,337
St. Louis Industrial Development Authority Refunding Revenue Bonds
  Kiel Center Multipurposes Arena Series 1992 A.M.T.                         7.875     2024     15,400,000         16,362,654
                                                                                                               ______________
Total                                                                                                              44,316,435
_____________________________________________________________________________________________________________________________
Nebraska (--%)
Omaha Public Power District Electric System Revenue Bonds Series 1986A       6.00      2015      1,370,000          1,447,063
Nevada (0.5%)
Clark County Collateralized Pollution Control Revenue Bonds
  State Power A.M.T.                                                         7.80      2009     11,850,000         12,678,789
Clark County Industrial Development Revenue Bonds State Power
  Series 1990 A.M.T.                                                         7.80      2020      5,000,000          5,371,800
Humboldt County Collateralized Pollution Control & Water Facilities
  Washoe County Hospital Revenue Bonds Washoe Medical Center Series 1989A    7.60      2019      2,750,000          3,075,243
Las Vegas Redevelopment Agency Tax Increment Subordinate Lien
  Revenue Bonds Series 1994A                                                 6.00      2010      2,000,000          2,000,700
Las Vegas Redevelopment Agency Tax Increment Subordinate Lien
  Revenue Bonds Series 1994A                                                 6.10      2014      2,750,000          2,752,007
Washoe County Hospital Revenue Bonds Washoe Medical Center Series 1993A      6.00      2015      7,250,000          7,307,420
                                                                                                               ______________
Total                                                                                                              33,185,959
_____________________________________________________________________________________________________________________________
PAGE 27
New Hampshire (2.6%)
Business Financial Authority Pollution Control Refunding Revenue Bonds
  United Illuminating Series 1993A                                           5.875     2033     13,200,000         12,393,348
Industrial Development Authority Pollution Control Revenue Bonds
  State Public Service Series 1991B                                          7.50      2021     51,485,000         54,650,813
Industrial Development Authority Pollution Control Revenue Bonds
  State Public Service Series 1991C A.M.T.                                   7.65      2021     25,000,000         26,486,000
Industrial Development Authority Pollution Control Revenue Bonds
  United Illuminating Series 1987A A.M.T.                                    9.375     2012     15,000,000         16,552,650
Industrial Development Authority Pollution Control Revenue Bonds
  United Illuminating Series 1989A A.M.T.                                    8.00      2014      8,000,000          8,541,360
State Higher Education & Health Facility Authority Hospital Revenue Bonds
  Hitchcock Clinic Series 1994 (MBIA Insured)                                6.00      2024     13,000,000         13,389,350
State Higher Education & Health Facility Authority Hospital Revenue Bonds
  Mary Hitchcock Memorial Hospital Series 1993 Inverse Floater
  (FGIC Insured)                                                             5.22      2013     17,000,000 (d)     16,513,630
State Turnpike System Refunding Revenue Bonds Series 1992                    5.75      2020     20,615,000         20,707,973
                                                                                                               ______________
Total                                                                                                             169,235,124
_____________________________________________________________________________________________________________________________
New Jersey (0.2%)
Economic Development Authority 1st Mortgage Gross Revenue Bonds
  Mega Care Union Hospital                                                   8.625     2007      2,500,000          2,731,500
Health Care Facility Finance Authority Revenue Bonds
  St. Peter Medical Center Series 1994F (MBIA Insured)                       5.00      2016     10,000,000          9,518,000
Health Care Facility Finance Authority Revenue Bonds
  Zurbrugg Memorial Hospital Series C                                        8.50      2012      3,500,000          3,703,770
                                                                                                               ______________
Total                                                                                                              15,953,270
_____________________________________________________________________________________________________________________________
New Mexico (1.8%)
Albuquerque Airport Revenue Bonds Series 1987B A.M.T.                        8.75      2019     15,000,000         16,224,450
Albuquerque Health Care System Revenue Bonds Lovelace Medical Fund          10.25      2011         55,000             55,762
Cibola County Correctional Facility Certificate of Participation
  Series 1993                                                                8.50      2015     17,355,000         18,680,922
Farmington Pollution Control Refunding Revenue Bonds State Public Service
  San Juan Series 1994A                                                      6.40      2023     30,650,000         30,488,781
Farmington Pollution Control Revenue Bonds State Public Service              6.50      2009      5,935,000          5,935,237
Farmington Pollution Control Revenue Bonds State Public Service San Juan
  Series 1978A                                                               6.00      2008      9,105,000          9,031,614
Farmington Power Refunding Revenue Bonds Generating Division                 9.875     2013      5,000,000          6,805,900
Las Vegas Hospital Facility Refunding Revenue Bonds
  Northeastern Regional Hospital Series 1987                                 9.625     2013      5,805,000          6,210,073
Lordsberg Pollution Control Refunding Revenue Bonds Phelps Dodge             6.50      2013     20,000,000         21,070,000
                                                                                                               ______________
Total                                                                                                             114,502,739
_____________________________________________________________________________________________________________________________
New York (7.2%)
Battery Park City Authority Refunding Revenue Bonds
  Series 1993A                                                               5.50      2010      9,940,000          9,947,057
Dormitory Authority New York State University Education Facility
  Pre-Refunded Revenue Bonds Series 1990A                                    7.70      2012     10,000,000         11,584,400
Dormitory Authority New York State University Education Facility
  Revenue Bonds Series 1993A                                                 5.50      2013     24,530,000         24,124,274
Dormitory Authority New York City University System Consolidated
  2nd General Resource Revenue Bonds Series 1990C                            5.00      2017     20,820,000         18,783,179
Dormitory Authority New York City University System Consolidated
  2nd General Resource Revenue Bonds Series 1990C                            6.00      2016     39,465,000         39,556,559
Dormitory Authority New York City University System Consolidated
  2nd General Resource Revenue Bonds Series 1990D                            7.00      2009      5,000,000          5,731,550
Dormitory Authority New York City University System Consolidated
  2nd General Resource Revenue Bonds Series 1994A                            5.75      2018      5,500,000          5,506,600
Dormitory Authority New York Court Facility Lease Revenue Bonds
  Series 1993A                                                               5.375     2016     11,000,000         10,381,030
Metropolitan Transportation Authority Commuter Facility Revenue Bonds
  Series H                                                                   6.00      2014      6,150,000          6,161,808
Metropolitan Transportation Authority Transit Facility Revenue Bonds
  Series G                                                                   6.00      2014      4,970,000          4,979,542
Metropolitan Transportation Transit Facilities Service Contract Series 3     6.00      2019      6,395,000          6,402,226
New York City General Obligation Bonds Series 1992B                          7.40      2000     30,000,000         32,641,500
New York City General Obligation Bonds Series 1994B                          7.00      2016     16,500,000         18,008,100
New York City Industrial Development Agency Special Facility Revenue Bonds
  American Airlines Series 1990 A.M.T.                                       8.00      2020     16,130,000         17,412,496
New York City Municipal Water Financial Authority Water & Sewer System
  Revenue Bonds Series 1994B Inverse Floater (MBIA Insured)                  6.32      2009     15,500,000 (d)     15,422,500
New York City Municipal Water Financial Authority Water & Sewer System
  Revenue Bonds Series A                                                     6.25      2021     55,500,000         56,799,255
New York City Municipal Water Financial Authority Water & Sewer System
  Revenue Bonds Series B                                                     5.00      2017      6,255,000          5,915,729
PAGE 28
Port Authority Special Project Bonds La Guardia Airport Passenger Terminal
  Continental & Eastern Airlines A.M.T.                                      9.00      2006      2,645,000          2,978,905
Port Authority Special Project Bonds La Guardia Airport Passenger Terminal
  Continental & Eastern Airlines Series 2 A.M.T.                             9.00      2010      8,800,000          9,927,104
Port Authority Special Project Bonds La Guardia Airport Passenger Terminal
  Continental & Eastern Airlines Series 2 A.M.T.                             9.125     2015     17,500,000         19,874,225
State Energy Research & Development Authority Electric Facility
  Revenue Bonds Consolidated Edison A.M.T.                                   7.125     2022     10,750,000         11,253,638
State Energy Research & Development Authority Electric Facility
  Revenue Bonds Consolidated Edison A.M.T.                                   7.375     2024     23,000,000         24,626,330
State Energy Research & Development Authority Electric Facility
  Revenue Bonds Consolidated Edison A.M.T.                                   7.50      2021      9,000,000          9,394,920
State Energy Research & Development Authority Electric Facility
  Revenue Bonds Consolidated Edison Series 1990A A.M.T.                      7.50      2025     30,975,000         33,852,578
State Housing Finance Agency Service Contract Obligation Revenue Bonds
  Series 1995A                                                               6.50      2025     12,475,000         13,038,371
State Housing Finance Agency State University Construction
  Refunding Bonds Series 1986A                                               6.50      2013      3,500,000          3,943,695
State Local Government Assistance Corporation Series 1991A                   6.50      2020     11,000,000         11,729,630
State Medical Facilities Finance Agency Mental Health Services
  Improvement Refunding Revenue Bonds Series 1993D                           5.25      2023     15,000,000         13,714,050
State Medical Facilities Finance Agency Mental Health Services
  Improvement Refunding Revenue Bonds Series 1993F                           5.25      2019      5,790,000          5,330,737
State Urban Development Correctional Facility Refunding Revenue Bonds
  Series A                                                                   5.50      2016      2,750,000          2,655,868
State Urban Development Correctional Facility Revenue Bonds Series A         7.00      2016      1,800,000          1,841,256
State Urban Development Correctional Facility Revenue Bonds Series B         7.00      2016     10,750,000         10,996,390
                                                                                                               ______________
Total                                                                                                             464,515,502
_____________________________________________________________________________________________________________________________
North Carolina (4.0%)
Eastern Municipal Power Agency Power Supply System
  Refunding Revenue Bonds Series 1993B                                       6.25      2012     24,655,000         25,236,365
Eastern Municipal Power Agency Power Supply System Revenue Bonds
  Series 1985D                                                               7.50      2012        510,000            511,086
Eastern Municipal Power Agency Power System Refunding Revenue Bonds
  Series 1986A                                                               4.00      2018      8,675,000          7,099,447
Eastern Municipal Power Agency Power System Refunding Revenue Bonds
  Series 1986A                                                               5.00      2017      6,500,000          6,101,784
Eastern Municipal Power Agency Power System Refunding Revenue Bonds
  Series 1988A                                                               6.00      2026      3,125,000          3,285,797
Eastern Municipal Power Agency Power System Refunding Revenue Bonds
  Series 1989A                                                               5.50      2011     37,800,000         36,520,470
Eastern Municipal Power Agency Power System Refunding Revenue Bonds
  Series 1989A                                                               6.50      2024     16,750,000         16,995,722
Eastern Municipal Power Agency Power System Refunding Revenue Bonds
  Series 1989A                                                               7.50      2010     29,160,000         34,635,593
Eastern Municipal Power Agency Power System Refunding Revenue Bonds
  Series 1991A                                                               5.75      2019     55,000,000         52,958,400
Eastern Municipal Power Agency Power System Refunding Revenue Bonds
  Series 1994B                                                               7.25      2007      5,000,000          5,585,600
Eastern Municipal Power Agency Power System Refunding Revenue Bonds
  Series B                                                                   6.125     2009     10,000,000         10,344,700
Eastern Municipal Power Agency Power System Revenue Bonds
  Series 1993D                                                               5.875     2013      2,300,000          2,274,240
Municipal Power Agency #1 Catawba Electric Revenue Bonds Series 1985A        7.00      2020      9,000,000          9,016,917
Municipal Power Agency #1 Catawba Electric Revenue Bonds Series 1985B        8.50      2017     13,000,000         13,314,470
Municipal Power Agency #1 Catawba Electric Revenue Bonds Series 1988         7.00      2016      5,140,000          5,359,735
Municipal Power Agency #1 Catawba Electric Revenue Bonds Series 1993
  Inverse Floater (MBIA Insured)                                             6.72      2012      7,400,000 (d)      7,233,500
Municipal Power Agency #1 Catawba Electric Revenue Bonds Series 1993
  Inverse Floater (MBIA Insured)                                             6.87      2020     15,000,000 (d)     14,643,750
Offiss Incorporation Recreational Facilities Gross Revenue Bonds
  Smoky Mountain Golf Course Series 1994                                     7.50      2019      5,695,000          5,646,422
                                                                                                               ______________
Total                                                                                                             256,763,998
_____________________________________________________________________________________________________________________________
North Dakota (0.3%)
Fargo Hospital Refunding Revenue & Improvement Bonds Dakota Hospital
  Series 1992                                                                6.875     2012      3,000,000          3,465,570
Fargo Hospital Refunding Revenue & Improvement Bonds Dakota Hospital
  Series 1992                                                                7.00      2022      4,250,000          4,885,843
General Obligation Bonds Real Estate Series 1986A                            6.00      2013     10,000,000         10,217,200
                                                                                                               ______________
Total                                                                                                              18,568,613
_____________________________________________________________________________________________________________________________
Ohio (2.5%)
Air Quality Development Authority Pollution Control Refunding Revenue Bonds
  Ohio Edison Series A                                                       5.95      2029     13,300,000         12,814,683
PAGE 29
Air Quality Development Authority Pollution Control Revenue Bonds
  Cincinnati Gas & Electric                                                 10.125     2015     10,000,000         10,251,700
Air Quality Development Authority Pollution Control Revenue Bonds
  Dayton Power & Light                                                       9.50      2015      7,050,000          7,227,378
Air Quality Development Authority Pollution Control Revenue Bonds
  Ohio Edison Series 1989A                                                   7.625     2023      6,750,000          7,262,258
Bellefontaine Hospital Facilities Refunding Revenue Bonds
  Mary Rutan Health Association Series 1993                                  6.00      2013      5,330,000          5,148,140
Butler County Hospital Facilities Refunding Revenue & Improvement Bonds
  Fort Hamilton-Hughes Memorial Center Series 1991                           7.50      2010      8,650,000          9,150,835
Cleveland Parking Facilities Improvement Revenue Bonds Series 1992           8.10      2022     15,000,000         16,440,900
Coshocton County Solid Waste Disposal Refunding Revenue Bonds
  Stone Container Series 1992                                                7.875     2013     17,500,000         18,887,925
Erie County Hospital Improvement & Refunding Revenue Bonds
  Firelands Community Hospital Series 1992                                   6.75      2015      6,540,000          6,845,941
Marion County Health Care Facilities Refunding & Improvement
  Revenue Bonds United Church Homes Series 1993                              6.30      2015      1,800,000          1,725,120
Marion County Health Care Facilities Refunding & Improvement
  Revenue Bonds United Church Homes Series 1993                              6.375     2010      2,000,000          2,027,120
Montgomery County Health Facilities Refunding Revenue Bonds
  Friendship Village of Dayton Series 1990A                                  9.25      2016      9,000,000 (e)      9,526,770
Water Development Authority Collateralized Pollution Control
  Refunding Revenue Bonds Cleveland Electric Series 1995                     7.70      2025     13,000,000         13,662,610
Water Development Authority Collateralized Pollution Control Revenue Bonds
  Cleveland Electric Series 1989 A.M.T.                                      8.00      2023     10,000,000         10,724,500
Water Development Authority Collateralized Pollution Control Revenue Bonds
  Toledo Edison Series 1989 A.M.T.                                           8.00      2023      8,500,000          8,879,695
Water Development Authority Pollution Control Revenue Bonds
  Ohio Edison A.M.P.                                                         8.10      2023     10,000,000         10,772,200
Water Development Authority Pollution Control Refunding Revenue Bonds
  Toledo Edison Series 1994A A.M.T.                                          8.00      2023     10,000,000         10,710,000
                                                                                                                  ___________
Total                                                                                                             162,057,775
_____________________________________________________________________________________________________________________________
Oklahoma (1.6%)
Grand River Dam Authority Refunding Revenue Bonds Series 1987                5.00      2012     10,105,000          9,667,150
Hinton Economic Development Authority Certificate of Participation
  Series 1994                                                                8.75      2015     12,475,000         13,314,942
Hinton Economic Development Authority Certificate of Participation
  Dominion Leasing Series 1990A                                              9.75      2015     19,090,000         21,357,701
Jackson County Memorial Hospital Authority Hospital
  Refunding Revenue Bonds Jackson County Memorial Hospital Series 1994       7.30      2015      6,580,000          6,448,729
Midwest City Memorial Hospital Authority Hospital Revenue Bonds
  Series 1992                                                                7.375     2022      7,815,000          8,151,827
Municipal Power Authority Power Supply System Revenue Bonds
  Series 1985C                                                               9.625     2023      6,740,000          6,908,702
Oklahoma City Central Oklahoma Transportation & Parking Authority
  Parking System Refunding Revenue Bonds Series 1986 (AMBAC Insured)         6.90      2008      8,180,000          8,484,787
Tulsa Municipal Airport Trust Revenue Bonds American Airlines Series 1995    6.25      2020     27,050,000         27,137,912
                                                                                                               ______________
Total                                                                                                             101,471,750
_____________________________________________________________________________________________________________________________
Oregon (0.5%)
State Veterans Welfare Department Pre-Refunded Bonds Series LXVII           12.40      2000      2,000,000          2,167,740
Western Generation Agency Revenue Bonds Wauna Cogeneration
  Series 1994A                                                               7.125     2021     19,200,000         20,121,600
Western Generation Agency Revenue Bonds Wauna Cogeneration
  Series 1994B A.M.T.                                                        7.40      2016      9,000,000          9,506,430
                                                                                                               ______________
Total                                                                                                              31,795,770
_____________________________________________________________________________________________________________________________
Pennsylvania (4.3%)
Alleghany County Industrial Development Authority
  Environment Improvement Revenue Bonds USX Corporation Series 1994A         6.70      2020      6,000,000          6,210,300
Beaver County Industrial Development Authority Collateralized Pollution
  Control Refunding Revenue Bonds Cleveland Electric Illuminating
  Series 1995                                                                7.625     2025      7,500,000          7,985,250
Beaver County Industrial Development Authority Collateralized Pollution
  Control Refunding Revenue Bonds Cleveland Electric Illuminating
  Series 1995A                                                               7.75      2025     21,150,000         22,744,076
Beaver County Industrial Development Authority Collateralized Pollution
  Control Refunding Revenue Bonds Toledo Edison Series 1995A                 7.75      2020     14,000,000         15,037,680
Beaver County Industrial Development Authority Pollution Control
  Revenue Bonds Toledo Edison-Beaver Valley Series 1995                      7.625     2020     11,700,000         12,295,647
Beaver County Industrial Development Authority Pollution Control
  Revenue Bonds Ohio Edison                                                  7.75      2024     34,650,000         37,054,017
Butler County Industrial Development Authority Health Care
  Refunding Revenue Bonds Pittsburgh Lifetime Care Community Sherwood Oaks
  Series 1993                                                                5.75      2011      2,000,000          1,948,020
PAGE 30
Butler County Industrial Development Authority Health Care
  Refunding Revenue Bonds Pittsburgh Lifetime Care Community Sherwood Oaks
  Series 1993                                                                5.75      2016      3,000,000          2,864,580
Convention Center Authority Refunding Revenue Bonds Philadelphia
  Series 1994A                                                               6.75      2019      5,300,000          5,684,886
Delaware County Authority 1st Mortgage Revenue Bonds
  Whitehorse Village Continuing Care Series 1989                             9.70     2009-19   11,000,000         12,306,340
Delaware County Industrial Development Authority Pollution Control
  Refunding Revenue Bonds Philadelphia Electric Series A                     7.375     2021        900,000            976,995
Fayette County Hospital Authority Hospital Refunding Revenue Bonds
  Uniontown Hospital Series 1987                                             7.625     2015      9,000,000          9,377,190
Montgomery County Higher Education and Health Authority
  Retirement Community Revenue Bonds G.D.L. Farms Series A                   9.50      2020      3,000,000          3,608,370
Philadelphia Airport Revenue Bonds Philadelphia Airport System Series 1985   8.875     2005      1,680,000          1,739,405
Philadelphia Airport Revenue Bonds Philadelphia Airport System Series 1985   9.00      2015      5,750,000          5,952,342
Philadelphia Gas Works Revenue Bonds Series 13                               7.70      2021      4,150,000          4,893,348
Philadelphia Hospital & Higher Education Facility Authority Hospital
  Revenue Bonds Albert Einstein Medical Center                               7.625     2011     15,545,000         16,931,303
Philadelphia Municipal Authority Lease Refunding Revenue Bonds
  Series 1993D                                                               6.25      2013      2,500,000          2,546,800
Philadelphia Municipal Authority Lease Refunding Revenue Bonds
  Series 1993D                                                               6.30      2017      1,550,000          1,573,312
Philadelphia Water & Sewer Revenue Bonds 12th Series                         6.00      2016     10,000,000         10,143,400
Philadelphia Water & Sewer Revenue Bonds 12th Series                         7.25      2014     12,000,000         12,375,840
Philadelphia Water & Sewer Revenue Bonds 16th Series                         7.00      2018     14,000,000         15,845,200
Philadelphia Water & Sewer Revenue Bonds 16th Series                         7.50      2010     13,200,000         15,475,020
Philadelphia Water & Wastewater Revenue Bonds Series 1993 (CGIC Insured)     5.50      2015     11,000,000         10,934,550
Pittsburgh Public Parking Authority Parking System Revenue Bonds
  Series 1985                                                                9.50      2007      4,200,000          4,284,672
State Department of General Services Certificate of Participation
  Series 1994A (AMBAC Insured)                                               5.00      2015     25,000,000         23,828,250
Wilkins Industrial Development Authority Revenue Bonds
  Retirement Community Longwood at Oakmont Series 1991A                     10.00      2021      8,495,000         10,456,388
                                                                                                               ______________
Total                                                                                                             275,073,181
_____________________________________________________________________________________________________________________________
Puerto Rico (0.7%)
Electric Power Agency Revenue Bonds Series N                                 6.00      2010     40,000,000         40,640,800
Electric Power Agency Revenue Bonds Series O                                 6.00      2010      5,305,000          5,389,986
                                                                                                               ______________
Total                                                                                                              46,030,786
_____________________________________________________________________________________________________________________________
Rhode Island  (0.1%)
Public Building Authority Revenue Bonds Series 1994A (AMBAC Insured)         5.25      2007      3,485,000          3,525,182
_____________________________________________________________________________________________________________________________
South Carolina (1.3%)
Cherokee County Spring City Knitting Cluett Peabody                          7.40      2009      5,200,000          5,812,144
Greenville County Industrial Development Revenue Bonds
  Merscot-Greenville Waste Water Treatment Series 1986A A.M.T.               8.00      2008      8,530,000          8,795,112
Piedmont Municipal Power Agency Electric Refunding Revenue Bonds
  Series 1985                                                                7.00      2025     17,430,000         17,480,896
Piedmont Municipal Power Agency Electric Refunding Revenue Bonds
  Series 1986B                                                               5.75      2024      7,550,000          7,334,674
Public Service Authority Electric System Expansion Revenue Bonds
  Santee Cooper Series 1986D                                                 6.375     2022      2,250,000          2,256,435
Public Service Authority Electric System Expansion Revenue Bonds
  Santee Cooper Series 1991D                                                 6.625     2031     14,975,000         17,086,325
Public Service Authority Electric System Revenue Bonds
  Santee Cooper Series 1991B                                                 6.00      2031      8,000,000          8,040,880
Public Service Authority Electric System Revenue Bonds
  Santee Cooper Series 1993A Inverse Floater (MBIA Insured)                  6.893     2013     17,700,000 (d)     17,434,500
                                                                                                               ______________
Total                                                                                                              84,240,966
_____________________________________________________________________________________________________________________________
South Dakota (0.3%)
Heartland Consumers Power District Electric System
  Refunding Revenue Bonds Series 1986                                        6.00      2010     10,205,000         11,097,938
State Lease Revenue Trust Certificates Series 1993
  (CGIC Insured)                                                             6.70      2017      7,260,000          8,458,553
                                                                                                               ______________
Total                                                                                                              19,556,491
_____________________________________________________________________________________________________________________________
Tennessee (0.4%)
Chattanooga Municipal Improvement & Sewer Facility Unlimited Tax Bonds       6.50      2007      2,000,000          2,091,340
Nashville & Davidson County Health & Education Facility 1st Mortgage
  Revenue Bonds Blakeford at Green Hills CCRC                                9.25      2024     12,230,000         13,125,725
Knox County Health Education & Housing Facility Hospital Revenue Bonds
  Baptist Health System East Tennessee Series 1989                           8.60      2016     10,000,000         10,708,700
                                                                                                               ______________
Total                                                                                                              25,925,765
PAGE 31
_____________________________________________________________________________________________________________________________
Texas (8.7%)
Alliance Airport Authority Special Facility Revenue Bonds
  American Airlines Series 1990 A.M.T.                                       7.50      2029     37,400,000         39,965,266
Arlington Limited Tax General Obligation Bonds                               6.50      2004      1,500,000          1,518,180
Austin Combined Utility Systems Refunding Revenue Bonds Series 1985         10.75     2010-15   12,000,000         15,084,360
Austin Combined Utility Systems Refunding Revenue Bonds Series 1986          5.00      2013     20,000,000         19,020,800
Austin General Obligation Public Improvement Bonds Series 1986               6.75      2006      2,000,000          2,046,940
Austin General Obligation Public Improvement Bonds Series 1986               7.00      2007      5,450,000          5,587,940
Board of Regents of the University System General Refunding Revenue Bonds
  Series 1986                                                                6.50      2007     17,500,000         17,929,409
Brazos River Authority Collateralized Pollution Control Revenue Bonds
  Texas Utility Electric Series 1989A A.M.T.                                 8.25      2019     14,000,000         15,525,860
Brazos River Authority Collateralized Pollution Control Revenue Bonds
  Texas Utility Electric Series 1990A A.M.T.                                 8.125     2020     13,205,000         14,737,176
Brazos River Authority Collateralized Pollution Control Revenue Bonds
  Texas Utility Electric Series 1991A A.M.T.                                 7.875     2021     24,450,000         27,384,978
Brazos River Authority Collateralized Refunding Revenue Bonds
  Houston Lighting & Power (MBIA Insured)                                    5.80      2015     15,000,000         15,147,150
Brazos River Authority Collateralized Refunding Revenue Bonds
  Houston Lighting & Power Series 1989A                                      7.625     2019     26,300,000         29,071,231
Brownsville Utility System Priority Revenue Bonds Series 1990
  (AMBAC Isured)                                                             6.50      2017     10,015,000         11,138,683
Colony Municipal Utility District #1 Denton County Series 1980               9.25      2007      1,000,000          1,376,730
Dallas & Fort Worth International Airport Special Facility Revenue Bonds
  American Airlines Series 1990 A.M.T.                                       7.50      2025     26,200,000         27,953,828
Dallas & Fort Worth International Airport Special Facility Revenue Bonds
  Delta Air Lines Series 1991 A.M.T.                                         7.125     2026     13,500,000         13,995,180
Denison Hospital Authority Hospital Revenue Bonds
  Texoma Medical Center Series 1994                                          7.10      2024      3,950,000          4,105,551
El Paso Water & Sewer Revenue Bonds                                          7.00     2003-05    7,100,000          7,160,279
Fort Bend County Municipal Utility District #23 Unlimited Tax Bonds          6.625     2016      3,085,000          3,105,484
Garland Utility System Revenue Bonds Series 1986                             6.80      2003      3,335,000          3,361,213
  Harris County Health Facilities Development Hospital
Refunding Revenue Bonds Memorial Hospital Series 1985                        6.00      2004      6,460,000          6,460,000
Harris County Health Facilities Hospital Revenue Bonds Memorial Hospital
  Series 1992                                                                7.125     2015     16,000,000         17,528,960
Harris County Industrial Development Marine Terminal Refunding Revenue Bonds
  GATX Terminal Series 1992                                                  6.95      2022     15,000,000         15,838,650
Karnes County Public Facility Lease Revenue Bonds                            9.20      2015     15,990,000         16,610,732
Kings Manor Municipal Utility District Waterworks & Sewer Systems
  Combination Unlimited Tax & Revenue Bonds Series 1995                      6.875     2018      2,470,000          2,582,978
Lower Colorado River Authority Priority Revenue Bonds                        7.00      2013     17,000,000         17,049,640
Lower Colorado River Authority Priority Revenue Bonds                        9.00      2009     10,000,000         10,245,500
Lower Colorado River Authority Priority Revenue Bonds Series 1985            8.00      2014      2,500,000          2,564,575
Matagorda County Navigation District #1 Collateral Pollution Control
  Refunding Revenue Bonds Houston Power & Light (MBIA Insured)               5.80      2015     15,000,000         15,134,100
Matagorda County Navigation District #1 Collateral Pollution Control
  Revenue Bonds Central Power & Light Series 1986A (AMBAC Insured) A.M.T.    7.50      2020      6,500,000          7,228,260
Matagorda County Navigation District #1 Collateral Pollution Control
  Revenue Bonds Houston Power & Light Series 1986A A.M.T.                    7.875     2016      8,000,000          8,422,720
Matagorda County Navigation District #1 Collateral Pollution Control
  Revenue Bonds Houston Power & Light Series 1989A A.M.T.                    7.875     2019     10,060,000         10,901,117
Matagorda County Navigation District #1 Pollution Control Revenue Bonds
  Central Power & Light Series 1986 A.M.T.                                   7.875     2016     18,000,000         18,886,140
Midland County Hospital District Revenue Bonds Series 1992                   7.50      2016      3,025,000          3,259,891
Mills Road Municipal Utility District Harris County Unlimited Tax
  Refunding Bonds Series 1993                                                6.50      2014      2,690,000          2,734,681
Municipal Power Agency Refunding Revenue Bonds (MBIA Insured)                5.25      2009      8,000,000          8,085,360
Municipal Power Agency Revenue Bonds Series 1986                             6.50      2014      4,000,000          4,086,520
Municipal Power Agency Revenue Bonds                                         5.50      2013      7,410,000          7,334,863
Municipal Power Agency Revenue Bonds (BIG Insured)                           6.25      2010     13,940,000         14,749,356
North Austin Municipal Utility District #1 Austin Contract Revenue Bonds
  Series 1985                                                                9.90     2006-07    2,800,000          3,000,648
North Austin Municipal Utility District #1 Austin Contract Revenue Bonds
  Series 1985                                                               10.00     2008-09    2,625,000          2,815,339
North Central Texas Health Facility Development Hospital Revenue Bonds
  University Medical Center                                                  8.20      2019      4,245,000          4,489,936
North Central Texas Health Facility Development Hospital Revenue Bonds
  University Medical Center Series 1987                                      7.75      2017      7,500,000          7,806,525
Plano Collin & Denton County General Obligation Bonds Limited Tax
  Series 1986                                                                6.00      2006      1,600,000          1,607,776
Rio Grande City Consolidated Independent School District Public Facilities
   Lease Revenue Bonds Series 1995                                           6.75      2010      4,000,000          4,210,680
Sabine River Authority Collateralized Pollution Control Revenue Bonds
  Texas Utilities Electric Series 1990A A.M.T.                               8.125     2020     30,500,000         33,249,880
San Antonio Electric & Gas System Refunding Revenue Bonds Series 1989B       5.00      2016     11,000,000         10,346,710
San Antonio Electric & Gas System Revenue Bonds Series 1987                  5.00      2014      8,680,000          8,194,180
PAGE 32
West Side Calhoun County Navigation District Solid Waste Disposal
  Revenue Bonds Union Carbide Chemical & Plastics Series 1991 A.M.T.         8.20      2021     17,550,000         19,987,344
                                                                                                                _____________
Total                                                                                                             560,629,299
_____________________________________________________________________________________________________________________________
Utah (2.0%)
Association Municipal Power System Hunter Series A (AMBAC Insured)           5.50      2012      4,000,000          4,000,000
Carbon County Solid Waste Disposal Refunding Revenue Bonds
  Sunnyside Cogeneration Associates Series 1991 A.M.T.                       9.25      2018     25,350,000         27,906,801
Housing Finance Agency Single Family Mortgage Senior Bonds Series 1991C
  (FGIC Insured)                                                             7.30      2011      1,385,000          1,488,515
Housing Finance Agency Single Family Mortgage Senior Bonds Series 1991C
  (FGIC Insured)                                                             7.35      2016      1,100,000          1,176,670
Hurricane Health Facilities Development Revenue Bonds
  Mission Health Services Series 1990                                       10.50      2020      7,770,000          8,924,078
Intermountain Power Agency Power Supply Refunding Revenue Bonds
  Series F (AMBAC Insured)                                                   5.00      2013      5,000,000          4,752,700
Intermountain Power Agency Power Supply Refunding Revenue Bonds
  Series 1993B Inverse Floater                                               6.811     2011      7,600,000 (d)      7,628,500
Intermountain Power Agency Power Supply Refunding Revenue Bonds
  Series 1996C (MBIA Insured)                                                5.70      2017     46,000,000 (h)     44,334,800
Intermountain Power Agency Power Supply Revenue Bonds Series 1987A
  (MBIA Insured)                                                             5.00      2012      8,000,000          7,685,760
Intermountain Power Agency Power Supply Revenue Bonds Series 1989A           6.00      2023      3,500,000          3,530,030
Intermountain Power Agency Power Supply Revenue Bonds Series 1989B           6.00      2023     10,165,000         10,252,216
Salt Lake City & County General Obligation Public Building Bonds             6.875    2010-11    5,700,000          5,858,118
West Valley City Salt Lake County K mart Industrial Development
  Revenue Bonds                                                             10.50      2005      1,450,000          1,493,761
                                                                                                               ______________
Total                                                                                                             129,031,949
_____________________________________________________________________________________________________________________________
Virginia (0.3%)
Hopewell City Industrial Development Authority Pollution Control
  Refunding Revenue Bonds Stone Container Series 1992                        8.25      2010      3,170,000          3,477,997
Housing Development Authority Commonwealth Mortgage Bonds Series 1992A       7.15      2033     15,000,000         15,904,200
                                                                                                                _____________
Total                                                                                                              19,382,197
_____________________________________________________________________________________________________________________________
Washington (3.7%)
Health Care Facilities Authority Revenue Bonds
  Seattle Highline Community Hospital Series 1993 (Connie Lee Insured)       5.50      2014      7,500,000          7,447,425
King County Housing Authority Pooled Housing Refunding Revenue Bonds
   Series 1995A                                                              7.20      2026      4,000,000          4,082,840
Longview Industrial Development Corporation Solid Waste Revenue Bonds
  Weyerhauser Series 1991 A.M.T.                                             7.45      2013     20,000,000         21,695,000
Public Power Supply System Nuclear Project #1 Refunding Revenue Bonds
  Series A                                                                   6.50      2015     21,000,000         22,199,940
Public Power Supply System Nuclear Project #1 Refunding Revenue Bonds
  Bonneville Power Administration Series 1993A Inverse Floater
  (FSA Insured)                                                              7.17      2011     25,000,000 (d)     26,531,250
Public Power Supply System Nuclear Project #1 Revenue Bonds Series 1989      6.00      2017     28,070,000         28,130,912
Public Power Supply System Nuclear Project #1 Revenue Bonds Series 1990A     6.00      2017     38,875,000         38,980,351
Public Power Supply System Nuclear Project #2 Revenue Bonds Series 1994A     5.375     2011     10,000,000          9,606,900
Public Power Supply System Nuclear Project #2
  Revenue Linked Bonds (FGIC Insured)                                        5.55      2010     20,000,000         20,176,400
Public Power Supply System Nuclear Project #3 Revenue Bonds Series 1989B     5.50     2017-18   27,550,000         26,189,984
Seattle Municipal Light & Power Refunding Revenue Bonds Series 1986          5.875     2010      6,000,000          6,115,140
Snohomish County Public Utility District #1 Generation System
  Revenue Bonds Series 1986A                                                 5.00      2020     17,750,000         16,730,263
State Housing Finance Commission Refunding Revenue Bonds
   Horizon House Series 1995A (Asset Guaranty Insured)                       6.00      2017      3,700,000          3,766,637
State Housing Finance Commission Refunding Revenue Bonds
   Horizon House Series 1995A (Asset Guaranty Insured)                       6.125     2027      3,600,000          3,669,084
                                                                                                               ______________
Total                                                                                                             235,322,126
_____________________________________________________________________________________________________________________________
West Virginia (1.7%)
Board of Regents State System Tuition Fee Revenue Bonds University           7.75      2011      8,000,000          8,265,760
Kanawha County Pollution Control Revenue Bonds Union Carbide Series 1984     7.35      2004      3,000,000          3,349,800
Marion County Solid Waste Disposal Facility Revenue Bonds
  American Power Paper Recycling Series 1993 A.M.T.                          7.75      2011     20,000,000         17,237,600
Marion County Solid Waste Disposal Facility Revenue Bonds
  American Power Paper Recycling Series 1994 A.M.T.                          8.25      2011     10,000,000          9,027,400
Marion County Solid Waste Disposal Facility Revenue Bonds
  American Power Paper Recycling Series 1995 A.M.T.                          9.00      2011      5,000,000          4,832,150
Mason County Pollution Control Refunding Revenue Bonds
  Appalachian Power Series 1992J                                             6.60      2022     25,000,000         26,066,750
Pea Ridge Public Service District Sewer Refunding Revenue Bonds
  Series 1990                                                                9.25      2020      2,630,000          2,785,670
Putnam County Pollution Control Revenue Bonds Appalachian Power Series C     6.60      2019     10,600,000         11,079,014

PAGE 33
School Building Authority Capital Improvement Revenue Bonds Series 1991A     6.00      2021     20,785,000         21,247,882
South Charleston Pollution Control Refunding Revenue Bonds Union Carbide
  Series 1985                                                                7.625     2005      3,000,000          3,494,910
                                                                                                               ______________
Total                                                                                                             107,386,936
_____________________________________________________________________________________________________________________________
Wisconsin (0.7%)
Health & Education Facilities Authority Revenue Bonds St. Clare Hospital     7.00      2022     12,115,000         12,930,218
Health Facilities Authority Refunding Revenue Bonds Villa Clement
  Series 1986                                                                8.75      2012      4,500,000          4,553,235
Madison Industrial Development Refunding Revenue Bonds
  Madison Gas & Electric Series 1992B                                        6.70      2027     19,300,000         20,595,802
Superior Water Supply Facility Revenue Bonds
  Superior Water Light & Power Series 1986 A.M.T.                            7.875     2021      6,500,000          6,787,300
                                                                                                               ______________
Total                                                                                                              44,866,555
_____________________________________________________________________________________________________________________________
Wyoming (0.2%)
Green River & Rock Springs Sweetwater County Joint Powers
  Water Board Revenue Bonds Series 1988A                                     8.50      2007      2,500,000          2,772,250
Natrona County Hospital Revenue Bonds Wyoming Medical Center                 8.125     2010      6,500,000          7,082,530
State Farm Loan Board Capital Facilities Revenue Bonds Series 1994           6.10      2024      5,000,000          5,196,450
                                                                                                               ______________
Total                                                                                                              15,051,230
_____________________________________________________________________________________________________________________________
Total municipal bonds
(Cost: $5,701,378,790)                                                                                         $6,250,363,383
_____________________________________________________________________________________________________________________________

Short-term securities (1.84%)
_____________________________________________________________________________________________________________________________
Issuer (c,j)                                                            Annualized                 Amount            Value(a)
                                                                     yield on date             payable at
                                                                       of purchase               maturity
_____________________________________________________________________________________________________________________________
Municipal Notes
Breckenridge Health Facility Revenue Bonds (MBIA Insured)
  11-15-13                                                                   4.00%             $ 2,595,000 (i) $    2,595,000
Burke County Pollution Control Revenue Bonds
  Georgia Power & Light V.R.D.B. Series 1994
  07-01-24                                                                   4.00                7,700,000 (i)      7,700,000
Columbia Alabama Pollution Control Revenue Bonds
  Alabama Power V.R.D.B. Series D
  10-01-22                                                                   3.85               13,200,000 (i)     13,200,000
Emery County Utah Pollution Control Revenue Bonds
  Pacificorp V.R.D B. Series 1994
  11-01-24                                                                   3.70                6,000,000 (i)      6,000,000
Georgia Municipal Electric Authority Bonds
  Series C
  12-04-95                                                                   3.85               10,000,000         10,000,000
Los Angeles Country T.R.A.N.
  07-01-96                                                                   4.50                7,000,000          7,042,140
Minneapolis Minnesota Special School District (MBIA Insured)
  02-01-15                                                                   4.00                1,285,000 (i)      1,285,000
Minnesota Housing & Redevelopment Health Care Bonds
  Minneapolis & St. Paul Children's Hospital V.R.D.B. Series B
  8-15-25                                                                    3.75                5,000,000 (i)      5,000,000
Moffat County Colorado Pollution Control Refunding Revenue Bonds
  Pacificorp V.R.D.B. Series 1994
  05-01-13                                                                   3.80                3,000,000 (i)      3,000,000
Monroe County Georgia Development Authority
  Pollution Control Revenue Bonds V.R.D.B. Series 1995
  09-01-24                                                                   4.00                2,200,000 (i)      2,200,000
  07-01-25                                                                   4.00                5,100,000 (i)      5,100,000
New York City General Obligation Bonds V.R.D.N.
  Series B (FGIC Insured)
  10-01-22                                                                   4.00                3,200,000 (i)      3,200,000
Ohio State Air Quality Development Authority Revenue Bonds
  Cincinnati Gas & Electric V.R.D.B. Series B
  09-01-30                                                                   3.70               10,200,000 (i)     10,200,000
Parish of St. Charles Louisiana Shell Oil Bonds V.R.D.B. Series 1992B
  10-01-22                                                                   3.70                2,900,000 (i)      2,900,000
Port Arthur District of Jefferson Texas
  Pollution Control Revenue Bonds Texaco
  10-01-24                                                                   3.75                2,000,000 (i)      2,000,000

PAGE 34
Sabine River Authority Pollutin Control Revenue Utility Notes
  V.R.D.N. Series B
  06-01-30                                                                   4.00                3,600,000 (i)      3,600,000
St. Louis Park Minnesota Health System Revenue Bonds V.R.D.B.
  07-01-13                                                                   4.00               25,000,000 (i)     25,000,000
Valdez Alaska Marine Terminal Refunding Revenue Bonds
  Exxon V.R.D.B. Series 1993A
  12-01-33                                                                   3.75                8,000,000 (i)      8,000,000
_____________________________________________________________________________________________________________________________
Total short-term securities
(Cost: $118,011,286)                                                                                           $  118,022,140
_____________________________________________________________________________________________________________________________
Total investments in securities
(Cost: $5,819,390,076)(k)                                                                                      $6,368,385,523
_____________________________________________________________________________________________________________________________

Notes to investments in securities
____________________________________________________________________________________________________________________________
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

                                               (Unaudited)
                                __________________________________________
    Rating                      11-30-95                          11-30-94
    ______________________________________________________________________
    AAA                              29%                               28%
    AA                                6                                 7
    A                                20                                23
    BBB                              27                                25
    BB and below                     18                                16
    Non-rated                         0                                 1
   _______________________________________________________________________
    Total                           100%                              100%
    ______________________________________________________________________

(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:

    AMBAC    -- American Municipal Bond Association Corporation
    BIG      -- Bond Investors Guarantee
    CGIC     -- Capital Guaranty Insurance Company
    FGIC     -- Financial Guarantee Insurance Corporation
    FHA      -- Federal Housing Authority
    FSA      -- Financial Security Assurance
    MBIA     -- Municipal Bond Investors Assurance

(d) Inverse floaters represent securities, that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Nov. 30, 1995. Inverse floaters in the aggregate represent 5.8% of the Fund's net assets as of Nov. 30, 1995.

(e) Presently non-income producing. For long-term debt securities items identified are in default as to payment of interest and/or principal.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 4 to the financial statements):

    Type of security                                 National amount

    Purchase contracts
    _________________________________________________________________
    Municipal Bonds Index  Dec.  1995                    $ 30,000,000
                           Dec.  1995                      15,100,000
                           Dec.  1995                      85,500,000
    U.S. Treasury Bonds    Dec.  1995                     144,500,000
                           Dec.  1995                      30,000,000
    _________________________________________________________________
    Total                                                $305,100,000
    _________________________________________________________________

(h) At Nov. 30, 1995, the cost of securities purchased on a when-issued basis was $63,207,971.

(i) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 1995.

PAGE 35
(j) The following abbreviations are used in portfolio descriptions:

    T.R.A.N. -- Tax & Revenue Anticipation Note
    V.R.D.B. -- Variable Rate Demand Bond
    V.R.D.N. -- Variable Rate Demand Note
    A.M.T.   -- Alternative Minimum Tax - As of Nov. 30, 1995, the value of securities subject to alternate minimum tax represented 19.59%
                of net assets.

(k) At Nov. 30, 1995, the cost of securities for federal income tax purposes was
    $5,814,291,169 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                       $575,291,509
    Unrealized depreciation                                        (21,197,155)
    ___________________________________________________________________________
    Net unrealized appreciation                                   $554,094,354
    ___________________________________________________________________________

PAGE 36
IDS mutual funds

Cash equivalent investments

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposits (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

Income investments

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Global Bond Fund

Invests primarily in debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

IDS Extra Income Fund

Invests mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) cornucopia

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) greek column

PAGE 37
IDS Selective Fund

Invests in high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests primarily in securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) federal building

Tax-exempt income investments

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax. Risk varies by bond quality.

IDS High Yield Tax-Exempt Fund

Invests primarily in medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the fund but does not guarantee the market value of the fund's shares.

(icon of) shield with eagle head

PAGE 38
Growth and income investments

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Moderate risk.

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Managed Retirement Fund

Invests in a combination of common stocks, fixed-income investments and money market securities to seek a maximum total return through a combination of growth of capital and current income.

(icon of) bird in a nest

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three apple trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Stock Fund

Invests in common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

PAGE 39
IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) electrical cord

IDS Diversified Equity Income Fund

Invests primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) four puzzle pieces

IDS Mutual

Invests in a balance between common stocks and senior securities
(preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Growth investments

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's
Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Growth Fund

Invests primarily in companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) flower

PAGE 40
IDS Global Growth Fund

Invests in stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS New Dimensions Fund

Invests primarily in companies with significant growth potential due to superiority in technology, marketing or management. The fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Specialty growth investment

This fund aggressively seeks capital growth as a hedge against inflation.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. This is the most aggressive and most speculative IDS mutual fund.

(icon of) cart of precious gems

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

PAGE 41
Federal income tax information

IDS High Yield Tax-Exempt Fund, Inc.
___________________________________________________________________

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below were reported to you on your year-end statement, in January.

IDS High Yield Tax-Exempt Fund
Fiscal year ended Nov. 30, 1995

Class A

Exempt-interest dividends - taxable status explained below.

Payable date             Per share

Dec. 28, 1994            $0.02355
Jan. 25, 1995             0.02161
Feb. 23, 1995             0.02445
March 27, 1995            0.02502
April 26, 1995            0.02340
May  25, 1995             0.02195
June 26, 1995             0.02490
July 26, 1995             0.02262
Aug. 25, 1995             0.02245
Sept. 25, 1995            0.02366
Oct. 26, 1995             0.02314
Nov. 27, 1995             0.02410

Total distributions      $0.28085

Class B

Exempt-interest dividends - taxable status explained below.

March 27, 1995            0.02463
April 26, 1995            0.02085
May  25, 1995             0.01932
June 26, 1995             0.02192
July 26, 1995             0.01986
Aug. 25, 1995             0.01969
Sept. 25, 1995            0.02077
Oct. 26, 1995             0.02023
Nov. 27, 1995             0.02107

Total distributions      $0.18834

PAGE 42
Class Y

Exempt-interest dividends - taxable status explained below.

March 27, 1995            0.02519
April 26, 1995            0.02404
May  25, 1995             0.02258
June 26, 1995             0.02560
July 26, 1995             0.02327
Aug. 25, 1995             0.02310
Sept. 25, 1995            0.02434
Oct. 26, 1995             0.02381
Nov. 27, 1995             0.02480

Total distributions      $0.21673

Source of distributions

Distributions during the fiscal year ended Nov. 30, 1995, were derived exclusively from interst on tax-exempt securities.

Federal taxation

Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation

Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

Source of income by state

Percentages of income from municipal securities earned by the Fund from various states during the year ended Nov. 30, 1995 are listed below.

Alabama             0.836%
Alaska              0.287
Arizona             0.653
Arkansas            0.258
California          5.814
Colorado            4.535
Connecticut         0.156
Florida             4.608
Georgia             2.661
Hawaii              0.306
Idaho               0.018
Illinois            8.902
Indiana             3.021
Iowa                0.799
Kentucky            1.506
Louisiana           3.224
Maine               0.290
Maryland            0.567
Massachusetts       2.314
Michigan            4.203
Minnesota           3.304
Mississippi         1.415
Missouri            0.691
Nebraska            0.020
Nevada              0.524
New Hampshire       2.642
New Jersey          0.238
New Mexico          1.860
New York            7.230
North Carolina      3.949
North Dakota        0.359
Ohio                2.756
Oklahoma            1.492
Oregon              0.502
Pennsylvania        5.156
Puerto Rico         0.674
Rhode Island        0.043
South Carolina      1.661
South Dakota        0.269
Tennessee           0.561
Texas              10.550
Utah                1.843
Virginia            0.412
Washington          3.153
Washington, DC      0.937
West Virginia       1.824
Wisconsin           0.684
Wyoming             0.293

PAGE 43
Quick telephone reference

American Express Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:  800-437-3133
Mpls./St. Paul area:  671-3800

American Express Shareholder Service
Fund performance, objectives and account inquiries
612-671-3733

TTY Service
For the hearing impaired
800-846-4852

American Express Infoline
Automated account information (TouchToneR phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota: 800-272-4445
Mpls./St. Paul area: 671-1630

AMERICAN
EXPRESS
FINANCIAL
ADVISORS


IDS High Yield Tax-Exempt Fund
IDS Tower 10
Minneapolis, MN  55440-0010

PAGE 44
STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  Headings.                        2)  The headings in the
                                         annual report and
                                         prospectus are placed
                                         in a blue strip at the
                                         top of the page.

3)  There are pictures, icons        3)  Each picture, icon and
    and graphs throughout the            graph is described in
    annual report and prospectus.        parentheses.

4)  Footnotes for charts and         4)  The footnotes for each
    graphs are described at              chart or graph are typed
    the left margin.                     below the description of
                                         the chart or graph.